PRINCIPAL FUNDS, INC.

INSTITUTIONAL CLASS SHARES
The date of this Prospectus is March 1, 2009.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities
Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS

Risk/Return Summary	4
LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	8
Equity Income Fund	10
LargeCap Blend Fund I	12
LargeCap Blend Fund II	14
LargeCap Growth Fund	17
LargeCap Growth Fund I	19
LargeCap Growth Fund II	22
LargeCap S&P 500 Index Fund	25
LargeCap Value Fund	28
LargeCap Value Fund I	30
LargeCap Value Fund II	32
LargeCap Value Fund III	34
Small/MidCap US Equity Funds
MidCap Blend Fund	37
MidCap Growth Fund	39
MidCap Growth Fund II	41
MidCap Growth Fund III	44
MidCap S&P 400 Index Fund	47
MidCap Stock Fund	50
MidCap Value Fund I	52
MidCap Value Fund II	55
MidCap Value Fund III	57
SmallCap Blend Fund	60
SmallCap Growth Fund	62
SmallCap Growth Fund I	64
SmallCap Growth Fund II	67
SmallCap Growth Fund III	70
SmallCap S&P 600 Index Fund	72
SmallCap Value Fund	74
SmallCap Value Fund I	76
SmallCap Value Fund II	79
SmallCap Value Fund III	82
West Coast Equity Fund	84
International Equity Funds
Diversified International Fund	86
Global Real Estate Securities Fund	88
International Emerging Markets Fund	90
International Fund I	92
International Growth Fund	94
International Value Fund I	96
Real Estate Funds
Real Estate Securities Fund	98
Balanced/Asset Allocation Funds
Principal LifeTime Funds	100
Principal LifeTime 2010 Fund	103
Principal LifeTime 2015 Fund	105
Principal LifeTime 2020 Fund	106

2	Principal Funds, Inc.
1-800-222-5852

Principal LifeTime 2025 Fund	108
Principal LifeTime 2030 Fund	109
Principal LifeTime 2035 Fund	111
Principal LifeTime 2040 Fund	112
Principal LifeTime 2045 Fund	114
Principal LifeTime 2050 Fund	115
Principal LifeTime 2055 Fund	117
Principal LifeTime Strategic Income Fund	118
Strategic Asset Management Portfolios	120
Flexible Income Portfolio	123
Conservative Balanced Portfolio	125
Balanced Portfolio	127
Conservative Growth Portfolio	129
Strategic Growth Portfolio	131
Short-Term Fixed Income Funds
Money Market Fund	133
Short-Term Bond Fund	136
Short-Term Income Fund	138
Ultra Short Bond Fund	140
Fixed Income Funds
Bond & Mortgage Securities Fund	143
Core Plus Bond Fund I	145
Global Diversified Income Fund	147
Government & High Quality Bond Fund	149
High Quality Intermediate-Term Bond Fund	151
High Yield Fund	153
High Yield Fund I	155
Income Fund	157
Inflation Protection Fund	159
Mortgage Securities Fund	161
Preferred Securities Fund	163
The Costs of Investing	165
Intermediary Compensation	165
Certain Investment Strategies and Related Risks	166
Management of the Funds	174
Pricing of Fund Shares	201
Purchase of Fund Shares	202
Redemption of Fund Shares	203
Exchange of Fund Shares	203
Dividends and Distributions	204
Tax Considerations	205
Frequent Purchases and Redemptions	206
Fund Account Information	207
Portfolio Holdings Information	207
Financial Highlights	207
Appendix A - Summary of Principal Risks	243
Appendix B - Definitions of the Indices Referenced in this Prospectus	250
Appendix C - Description of Bond Ratings	255
Additional Information	258

Principal Funds, Inc.	3
www.principal.com

RISK/RETURN SUMMARY

Principal Funds, Inc. (the “Fund” or “PFI”) offers many investment portfolios (together, the “Funds”) through this prospectus. The Fund’s Co-Distributors are Principal Funds Distributor, Inc.* and Princor Financial Services Corp.* (together referred to as the “Distributor”). Principal Management Corporation (Principal)*, the Manager of each of the Funds, seeks to provide a broad range of investment approaches through Principal Funds.

The Sub-Advisors and the Funds each sub-advise are:

Sub-Advisor	Fund(s)

AllianceBernstein L.P.	LargeCap Value III
SmallCap Growth I
American Century Investment Management, Inc.	LargeCap Growth II
LargeCap Value II
AXA Rosenberg Investment Management LLC	International Value I
Barrow, Hanley, Mewhinney & Strauss, Inc.	MidCap Value III
Black Rock Financial Management, Inc.	Inflation Protection
Causeway Capital Management LLC	International Value Fund I
Columbus Circle Investors*	LargeCap Growth
MidCap Growth
SmallCap Growth III
Dimensional Fund Advisors	SmallCap Value II
Edge Asset Management, Inc.*	Equity Income
High Yield
Income
MidCap Stock
Mortgage Securities
Short-Term Income
Strategic Asset Management Portfolios
West Coast Equity
Emerald Advisers, Inc.	SmallCap Growth II
Essex Investment Management Company, LLC	SmallCap Growth II
Goldman Sachs Asset Management, L.P.	LargeCap Blend I
MidCap Value I
J.P. Morgan Investment Management, Inc.	High Yield I
SmallCap Value I
Jacobs Levy Equity Management, Inc.	MidCap Growth II
MidCap Value II
Lehman Brothers Asset Management, LLC	High Yield I
Los Angeles Capital Management and Equity Research, Inc.	MidCap Value I
SmallCap Value III
MacKay Shields LLC	MidCap Growth Fund II.
Mellon Capital Management Corporation	MidCap Growth III
SmallCap Value I
Pacific Investment Management Company LLC	Core Plus Bond I

4 RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Principal Global Investors, LLC*	Bond & Mortgage Securities
Disciplined LargeCap Blend
Diversified International
Global Diversified Income
High Quality Intermediate-Term Bond
International Emerging Markets
International Growth
LargeCap S&P 500 Index
LargeCap Value
MidCap Blend
MidCap S&P 400 Index
MidCap Value III
Money Market
Principal LifeTime Funds
Short-Term Bond
SmallCap Blend
SmallCap Growth
SmallCap S&P 600 Index
SmallCap Value
Ultra Short Bond
Principal Real Estate Investors, LLC*	Global Diversified Income
Global Real Estate Securities
Real Estate Securities
Pyramis Global Advisors, LLC	International I
Spectrum Asset Management, Inc.*	Global Diversified Income
Preferred Securities
T. Rowe Price Associates, Inc.	LargeCap Blend II
LargeCap Growth I
Turner Investment Partners, Inc.	MidCap Growth III
UBS Global Asset Management (Americas) Inc.	LargeCap Value I
SmallCap Growth II
Vaughan Nelson Investment Management, LP	SmallCap Value II
Westwood Management Corporation	LargeCap Value III

* Principal Management Corporation, Columbus Circle Investors, Edge Asset Management, Inc., Princor Financial Services Corp., Principal
Funds Distributor, Inc., Principal Global Investors, LLC, Principal Real Estate Investors, LLC, and Spectrum Asset Management, Inc. are
affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal
Financial Group® .

Principal Funds, Inc.	RISK/RETURN SUMMARY	5
www.principal.com

Institutional Class Shares

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

  retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
  separate accounts of Principal Life;
  Principal Life or any of its subsidiaries or affiliates;
  any fund distributed by PFD and/or Princor if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  clients of Principal Global Investors, LLC.;
  sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
  certain pension plans;
  certain retirement account investment vehicles administered by foreign or domestic pension plans;
  an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
  certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.

Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Main Strategies and Risks

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption “Certain Investment Strategies and Related Risks — Temporary Defensive Measures.”

Each Fund is designed to be a portion of an investor’s portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment objective.

Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated as to each Fund in the Fund’s description. In addition to the risks identified in each Fund’s description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, and market risk. Each Fund is also subject to underlying fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

6 RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Investment Results

A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:

  a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.) and an average of the performance of a group of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance for periods prior to the date on which a Fund’s Institutional class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund or a predecessor fund (as noted in the performance chart and table.) Performance which is based on the oldest share class of the Fund has been adjusted to reflect the expenses of the Fund’s Institutional class shares. The adjustments result in performance that is no higher than the historical performance of the Fund’s oldest share class.

Call Principal Funds at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

Fees and Expenses

The annual operating expenses for each Fund are deducted from that Fund’s assets (stated as a percentage of Fund assets). Each Fund’s operating expenses are shown following each Fund’s description. A discussion of the fees is found in the section of the Prospectus titled “The Costs of Investing.”

The examples following the expense tables for each Fund are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTE:

  No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, the Manager, any Sub-Advisor, or the Distributor.
Principal Funds, Inc.	RISK/RETURN SUMMARY	7
www.principal.com

DISCIPLINED LARGECAP BLEND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund invests primarily in common stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk	• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 30, 2002.

8 RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	14.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.80%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-38.09	-1.78	2.69
(after taxes on distributions)(2)		-38.29	-2.44	1.98
(after taxes on distributions and sale of shares)(2)		-24.50	-1.27	2.46
S&P 500 Index(3)		-37.00	-2.19	2.39
Morningstar Large Blend Category Average		-37.79	-2.47	1.78

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.57%
Other Expenses(1)	0.01
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.59%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares

	1	3	5	10

Institutional Class	$60	$189	$329	$738

Principal Funds, Inc.	RISK/RETURN SUMMARY	9
www.principal.com

EQUITY INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Investor Profile:	The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

Main Strategies and Risks

The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Fund will invest in some mid cap stocks. The Fund may invest in fixed-income securities of any maturity, including investment grade corporate bonds, mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund’s investments may also include convertible securities, repurchase agreements, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	•	Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	•	Market Segment (Large Cap) Risk	• Mid Cap Stock Risk
• Prepayment Risk	•	Real Estate Securities Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	•	U.S. Government Sponsored	• Value Stock Risk
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

10	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.68%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	10 Years

Institutional Class (before taxes)		-33.92	1.41	4.66
(after taxes on distributions)(2)		-34.23	0.45	3.28
(after taxes on distributions and sale of shares)(2)		-21.52	1.39	3.60
S&P 500/Citigroup Value Index(3)(4)		-39.22	-1.30	-0.25
S&P 500 Index(3)		-37.00	-2.19	-1.38
Morningstar Large Value Category Average		-37.09	-1.79	0.90

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.51%
Other Expenses(1)	0.01
Acquired Fund Fees and Expenses	0.04

Total Annual Fund Operating Expenses	0.56%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$57	$179	$313	$701

Principal Funds, Inc.	RISK/RETURN SUMMARY	11
www.principal.com

LARGECAP BLEND FUND I

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Main Strategies and Risks

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $0.5 billion and $406.1 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	• Securities Lending Risk
• Underlying Fund Risk	•	Value Stock Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

12	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	14.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.27%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-36.31	-2.67	-4.58
(after taxes on distributions)(2)		-36.52	-2.94	-4.86
(after taxes on distributions and sale of shares)(2)		-23.34	-2.14	-3.78
S&P 500 Index(3)		-37.00	-2.19	-2.89
Morningstar Large Blend Category Average		-37.79	-2.47	-3.65

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.44%
Other Expenses(2)	0.01

Total Annual Fund Operating Expenses	0.45%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.006% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$46	$144	$252	$567

LARGECAP BLEND FUND II

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the S&P 500 Index.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

14	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	•	Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	•	Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	•	Securities Lending Risk
• Value Stock Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	14.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.93%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-36.49	-2.07	-1.51
(after taxes on distributions)(2)		-36.67	-3.06	-2.21
(after taxes on distributions and sale of shares)(2)		-23.49	-1.62	-1.23
S&P 500 Index(3)		-37.00	-2.19	-2.89
Morningstar Large Blend Category Average		-37.79	-2.47	-3.65

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	15
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.74%
Other Expenses(2)	0.03

Total Annual Fund Operating Expenses	0.77%

(1)	Effective July 1, 2009 Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$79	$246	$428	$954

16	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

LARGECAP GROWTH FUND

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. To meet its investment objective, the Fund may invest in initial public offerings and up to 25% in foreign securities.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	•	Exchange Rate Risk	•	Foreign Securities Risk
• Growth Stock Risk	•	Initial Public Offerings Risk	•	Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	•	Securities Lending Risk
• Underlying Fund Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

Principal Funds, Inc.	RISK/RETURN SUMMARY	17
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	13.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.80%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-42.76	-1.09	-6.16
(after taxes on distributions)(2		-42.78	-1.24	-6.26
(after taxes on distributions and sale of shares)(2)		-27.77	-0.85	-5.01
Russell 1000 Growth Index(3)		-38.44	-3.42	-5.70
Morningstar Large Growth Category Average		-40.67	-3.37	-6.23

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.62%
Other Expenses(1)	0.01

Total Annual Fund Operating Expenses	0.63%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$64	$202	$351	$786

18	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

LARGECAP GROWTH FUND I

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Principal Funds, Inc.	RISK/RETURN SUMMARY	19
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Underlying Fund Risk

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	12.90%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.75%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-40.60	-4.30	-6.52
(after taxes on distributions)(2		-40.60	-4.73	-6.80
(after taxes on distributions and sale of shares)(2)		-26.39	-3.47	-5.25
Russell 1000 Growth Index(3)		-38.44	-3.42	-5.70
Morningstar Large Growth Category Average		-40.67	-3.37	-6.23

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

20	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.73%
Other Expenses(2)	0.01

Total Annual Fund Operating Expenses	0.74%

(1)	Effective July 1, 2009 Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$76	$237	$411	$918

Principal Funds, Inc.	RISK/RETURN SUMMARY	21
www.principal.com

LARGECAP GROWTH FUND II

Sub-Advisor(s):	American Century Investment Management, Inc. (“American Century”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

22	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk

American Century has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	14.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.90%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-37.87	-1.93	-5.10
(after taxes on distributions)(2)		-37.93	-2.85	-5.65
(after taxes on distributions and sale of shares)(2)		-24.53	-1.71	-4.25
Russell 1000 Growth Index(3)		-38.44	-3.42	-5.70
Morningstar Large Growth Category Average		-40.67	-3.37	-6.23

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	23
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.93%
Other Expenses(2)	0.01

Total Annual Fund Operating Expenses	0.94%

(1)	Effective July 1, 2009 Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$96	$300	$520	$1,155

24	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

LARGECAP S&P 500 INDEX FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.5 billion and $406.1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk

NOTE: “Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Principal Funds, Inc.	RISK/RETURN SUMMARY	25
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.11%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-37.17	-2.37	-3.36
(after taxes on distributions)(2)		-37.44	-2.88	-3.81
(after taxes on distributions and sale of shares)(2)		-23.81	-1.84	-2.77
S&P 500 Index(3)		-37.00	-2.19	-2.89
Morningstar Large Blend Category Average		-37.79	-2.47	-3.65

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.15%
Other Expenses(1)	0.09
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses(2)	0.25%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The expense limit may be terminated at anytime.

26	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$26	$80	$141	$318

Principal Funds, Inc.	RISK/RETURN SUMMARY	27
www.principal.com

LARGECAP VALUE FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company’s underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

28	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.80%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-35.28	-1.33	-0.28
(after taxes on distributions)(2)		-35.56	-2.22	-0.97
(after taxes on distributions and sale of shares)(2)		-22.57	-0.92	-0.18
Russell 1000 Value Index(3)		-36.85	-0.79	-0.04
Morningstar Large Value Category Average		-37.09	-1.79	-1.46

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.44%
Other Expenses(1)	0.02
Acquired fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.47%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$48	$151	$263	$591

LARGECAP VALUE FUND I

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	•	Foreign Securities Risk
• Management Risk	• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk	•	Value Stock Risk

UBS Global AM has been the Fund’s Sub-Advisor since June 1, 2004.

30	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘06	7.63%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-24.98%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	Life of Fund

Institutional Class (before taxes)		-39.25	-2.43
(after taxes on distributions)(2)		-39.47	-2.83
(after taxes on distributions and sale of shares)(2)		-25.23	-1.93
Russell 1000 Value Index(3)		-36.85	-1.19
Morningstar Large Value Category Average		-37.09	-2.61

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.79%
Other Expenses(2)	0.01

Total Annual Fund Operating Expenses	0.80%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$82	$255	$444	$990

Principal Funds, Inc.	RISK/RETURN SUMMARY	31
www.principal.com

LARGECAP VALUE FUND II

Sub-Advisor(s):	American Century Investment Management, Inc. (“American Century”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

On December 8, 2008, the Board of Directors of Principal Funds, Inc. approved the LargeCap Value Fund I's acquisition of the assets of LargeCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the LargeCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings or cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. American Century also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities of companies, debt obligations of governments and their agencies, options, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored	• Value Stock Risk
Securities Risk

American Century has been the Fund’s Sub-Advisor since December 29, 2004.

32	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘06	7.47%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-20.93%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	Life of Fund

Institutional Class (before taxes)		-37.21	-6.19
(after taxes on distributions)(2)		-37.55	-6.82
(after taxes on distributions and sale of shares)(2)		-23.76	-4.96
Russell 1000 Value Index(3)		-36.85	-4.69
Morningstar Large Value Category Average		-37.09	-5.64

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.85%
Other Expenses(1)	0.05

Total Annual Fund Operating Expenses(2)	0.90%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90%.The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$92	$287	$498	$1,108

Principal Funds, Inc.	RISK/RETURN SUMMARY	33
www.principal.com

LARGECAP VALUE FUND III

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein") and Westwood Management Corp.
("Westwood")

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value-oriented investing entails adhering to a strong "sell discipline" that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value-oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies.

Westwood invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, Westwood utilizes a value style of investing in choosing common stocks that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy,

34	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the Principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	•	Exchange-Traded Funds Risk
• Foreign Securities Risk	• Management Risk	•	Market Segment (Large Cap) Risk
• Master Limited Partnerships Risk	• Mid Cap Stock Risk	•	Real Estate Securities Risk
• Royalty Trust Risk	• Securities Lending Risk	•	Underlying Fund Risk
• Value Stock Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. Westwood has been a sub-advisor to the Fund since July 15, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.54%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-40.81	-3.68	0.13
(after taxes on distributions)(2)		-41.06	-4.38	-0.45
(after taxes on distributions and sale of shares)(2)		-26.20	-2.75	0.28
Russell 1000 Value Index(3)		-36.85	-0.79	-0.04
Morningstar Large Value Category Average		-37.09	-1.79	-1.46

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	35
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.77%
Other Expenses(2)	0.01

Total Annual Fund Operating Expenses	0.78%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$80	$249	$433	$966

36	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MIDCAP BLEND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Growth Stock Risk	• Initial Public Offerings Risk	• Management Risk
• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Principal Funds, Inc.	RISK/RETURN SUMMARY	37
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	14.30%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.77%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-33.75	1.23	3.33
(after taxes on distributions)(2)		-34.34	0.04	2.46
(after taxes on distributions and sale of shares)(2)		-21.19	1.26	2.94
Russell Midcap Index(3)		-41.46	-0.71	0.84
Morningstar Mid-Cap Blend Category Average		-39.18	-1.89	-0.19

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.64%
Other Expenses(1)	0.21

Total Annual Fund Operating Expenses(2)	0.85%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense.The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$87	$271	$471	$1,049

38	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MIDCAP GROWTH FUND

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Initial Public Offerings Risk
• Management Risk	• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

Principal Funds, Inc.	RISK/RETURN SUMMARY	39
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	35.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-36.43%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-41.42	-0.53	-6.99
(after taxes on distributions)(2)		-41.42	-0.74	-7.11
(after taxes on distributions and sale of shares)(2)		-26.92	-0.36	-5.63
Russell Midcap Growth Index(3)		-44.32	-2.33	-3.77
Morningstar Mid-Cap Growth Category Average		-43.77	-2.44	-4.64

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.65%
Other Expenses(1)	0.42

Total Annual Fund Operating Expenses(2)	1.07%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$109	$340	$590	$1,306

40	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MIDCAP GROWTH FUND II

Sub-Advisor(s):	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) and MacKay Shields LLC (“MacKay
Shields”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

In April 2009, MacKay Shields LLC will no longer be a Sub-Advisor to this Fund. Jacobs Levy Equity Management, Inc. ("Jacobs Levy") will continue to use the strategies attributed to it in the prospectus.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom-up approach that combines time-tested fundamental multi-factor screens with hands-on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

Principal Funds, Inc.	RISK/RETURN SUMMARY	41
www.principal.com

MacKay Shields may sell a stock if the stock’s earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Exchange-Traded Funds Risk	• Foreign Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk

Jacobs Levy has been the Fund’s Sub-Advisor since January 2, 2008. MacKay Shields has been the Fund’s Sub-Advisor since January 2, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q1 ‘06	10.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.05%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	Life of Fund

Institutional Class (before taxes)		-49.19	-10.48
(after taxes on distributions)(2)		-49.19	-11.70
(after taxes on distributions and sale of shares)(2)		-31.97	-8.82
Russell Midcap Growth Index(3)		-44.32	-2.19
Morningstar Mid-Cap Growth Category Average		-43.77	-3.23

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

42	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	1.00%
Other Expenses(1)	0.04

Total Annual Fund Operating Expenses	1.04%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$106	$331	$574	$1,271

Principal Funds, Inc.	RISK/RETURN SUMMARY	43
www.principal.com

MIDCAP GROWTH FUND III

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and Turner Investment
Partners, Inc. (“Turner”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

In the view of Mellon Capital, many medium-sized companies:

  are in fast growing industries,
  offer superior earnings growth potential, and
  are characterized by strong balance sheets and high returns on equity.

Mellon Capital may also hold assets allocated to it in investments in large and small capitalization companies, including emerging and cyclical growth companies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

44	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Emerging Market Risk	• Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk	• Growth Stock Risk
• Initial Public Offerings Risk	• Management Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• Underlying Fund Risk

Turner has been the Fund’s Sub-Advisor since December 6, 2000. Mellon Capital has been a Sub-Advisor to this Fund since November 21, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	24.96%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.34%

Principal Funds, Inc.	RISK/RETURN SUMMARY	45
www.principal.com

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-48.48	-2.97	-6.08
(after taxes on distributions)(2)	-48.48	-3.26	-6.25
(after taxes on distributions and sale of shares)(2)	-31.51	-2.30	-4.87
Russell Midcap Growth Index(3)	-44.32	-2.33	-3.77
Morningstar Mid-Cap Growth Category Average	-43.77	-2.44	-4.64

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees (1)	0.99%
Other Expenses(2)	0.02

Total Annual Fund Operating Expenses	1.01%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$103	$322	$558	$1,236

46	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MIDCAP S&P 400 INDEX FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.1 billion and $4.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk

NOTE: ”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Principal Funds, Inc.	RISK/RETURN SUMMARY	47
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	17.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.73%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-36.38	-0.28	1.83
(after taxes on distributions)(2)		-37.20	-1.21	1.07
(after taxes on distributions and sale of shares)(2)		-22.69	-0.10	1.57
S&P 400 MidCap Stock Index(3)		-36.23	-0.08	1.74
Morningstar Mid-Cap Blend Category Average		-39.18	-1.89	-0.19

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

48	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.15%
Other Expenses(1)	0.28
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses(2)	0.44%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$45	$141	$246	$555

Principal Funds, Inc.	RISK/RETURN SUMMARY	49
www.principal.com

MIDCAP STOCK FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide long-term capital appreciation.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in real estate investment trust (“REIT”) and foreign securities.

Main Strategies and Risks

The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations between approximately $1 billion and $10 billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund may invest up to 20% of its assets in REIT securities. The Fund may invest in fixed-income securities of any maturity, including investment grade corporate bonds and mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in money market instruments for temporary or defensive purposes.

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer’s market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Fixed-Income Securities Risk
• Foreign Securities Risk	• Growth Stock Risk	• High Yield Securities Risk
• Management Risk	• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Underlying Fund Risk	• U.S. Government Securities Risk	• Value Stock Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

50	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	14.01%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.54%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-29.58	-0.46	6.06
(after taxes on distributions)(2)		-29.74	-1.47	5.23
(after taxes on distributions and sale of shares)(2)		-19.03	-0.07	5.37
S&P 400 MidCap Stock Index(3)		-36.23	-0.08	2.99
Morningstar Mid-Cap Blend Category Average		-39.18	-1.89	0.27

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.75%
Other Expenses(1)	0.02

Total Annual Fund Operating Expenses	0.77%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$79	$246	$428	$954

Principal Funds, Inc.	RISK/RETURN SUMMARY	51
www.principal.com

MIDCAP VALUE FUND I

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management
and Equity Research, Inc. (“LA Capital”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

52	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Emerging Markets Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Underlying Fund Risk	• Value Stock Risk

GSAM has been the Fund’s Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘04	12.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.74%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-35.78	1.51	1.49
(after taxes on distributions)(2)		-35.93	0.37	0.35
(after taxes on distributions and sale of shares)(2)		-23.06	1.33	1.32
Russell Midcap Value Index(3)		-38.44	0.33	0.33
Morningstar Mid-Cap Value Category Average		-36.77	-1.07	-1.13

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	53
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	0.99%
Other Expenses(2)	0.03
Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	1.04%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.020% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$106	$331	$574	$1,271

54	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MIDCAP VALUE FUND II

Sub-Advisor(s):	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
Objective:	The Fund seeks long-term growth of capital.
Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Value Fund I's acquisition of the assets of MidCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the MidCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Jacobs Levy selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Exchange Traded Funds Risk	• Foreign Securities Risk	• Management Risk
• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk	• Real Estate Securities Risk
• Securities Lending Risk	• Value Stock Risk

Jacobs Levy has been a sub-advisor to the Fund since June 30, 2006.

Principal Funds, Inc.	RISK/RETURN SUMMARY	55
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘03	14.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.36%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-42.27	-2.64	1.41
(after taxes on distributions)(2)		-42.45	-4.12	0.41
(after taxes on distributions and sale of shares)(2)		-27.24	-2.11	1.28
Russell Midcap Value Index(3)		-38.44	0.33	3.31
Morningstar Mid-Cap Value Category Average		-36.77	-1.07	1.72

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	1.00%
Other Expenses (1)	0.07

Total Annual Fund Operating Expenses(2)	1.07%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$109	$340	$590	$1,306

56	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MIDCAP VALUE FUND III

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”) and Barrow, Hanley, Mewhinney & Strauss, Inc.
(“BHMS”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund’s investments are selected primarily on the basis of fundamental security analysis, focusing on the company’s financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains. Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Initial Public Offerings Risk	• Management Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Value Stock Risk

PGI has been the Fund’s Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.

Principal Funds, Inc.	RISK/RETURN SUMMARY	57
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	14.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.42%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-36.21	-0.07(2)	3.12(2)
(after taxes on distributions)(3)		-36.44	-1.70(2)	1.82(2)
(after taxes on distributions and sale of shares)(3)		-23.24	-0.16(2)	2.47(2)
Russell Midcap Value Index(4)		-38.44	0.33	3.31
Morningstar Mid-Cap Value Category Average		-36.77	-1.07	1.72

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
(3)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

58	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.65%
Other Expenses(2)	601.15
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses(1)	601.81%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class(1)	$73	$227	$395	$883
(1) The expense example shown above includes the impact of the voluntary waiver.

Principal Funds, Inc.	RISK/RETURN SUMMARY	59
www.principal.com

SMALLCAP BLEND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Growth Stock Risk	• Initial Public Offerings Risk	• Management Risk
• Market Segment (Small Cap) Risk	• Securities Lending Risk	• Small Company Risk
• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

60	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.13%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-36.64	-1.15	3.04
(after taxes on distributions)(2)		-36.71	-2.07	2.40
(after taxes on distributions and sale of shares)(2)		-23.72	-0.77	2.73
Russell 2000 Index(3)		-33.79	-0.93	1.71
Morningstar Small Blend Category Average		-36.56	-1.30	1.78

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.75%
Other Expenses(1)	0.16
Acquired Fund Fees and Expenses	0.06

Total Annual Fund Operating Expenses(2)	0.97%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$99	$309	$536	$1,190

Principal Funds, Inc.	RISK/RETURN SUMMARY	61
www.principal.com

SMALLCAP GROWTH FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Emerging Market Risk	• Equity Securities Risk	•	Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	•	Initial Public Offerings Risk
• Management Risk	• Market Segment (Small Cap) Risk	•	Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

62	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	33.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-33.10%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-44.05	-3.81	-3.94
(after taxes on distributions)(2)		-44.05	-4.44	-4.52
(after taxes on distributions and sale of shares)(2)		-28.63	-2.96	-3.23
Russell 2000 Growth Index(3)		-38.54	-2.35	-2.23
Morningstar Small Growth Category Average		-41.55	-3.52	-3.04

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.75%
Other Expenses(1)	0.07
Acquired Fund Fees and Expenses	0.04

Total Annual Fund Operating Expenses(2)	0.86%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$88	$274	$477	$1,061

Principal Funds, Inc.				RISK/RETURN SUMMARY	63
www.principal.com

SMALLCAP GROWTH FUND I

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein")

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I's acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, Columbus Circle Investors (“CCI”) will become an additional sub-advisor to SmallCap Growth Fund I if the shareholders of the SmallCap Growth Fund I approve the addition at a Special Meeting of Shareholders of Principal Funds, Inc. (“PFI”) tentatively scheduled for April 2009. Additional information is expected to be mailed to record date shareholders in March 2009. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of PFI tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/ Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:

• Earnings growth potential relative to competitors
• Market share and competitive leadership of the company's products
• Quality of management
• Financial condition (such as debt to equity ratio)
• Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

64	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Initial Public Offerings Risk
• Management Risk	• Market Segment (Small Cap) Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	27.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.22%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-45.18	-3.55	-5.10
(after taxes on distributions)(2)		-45.18	-3.97	-5.36
(after taxes on distributions and sale of shares)(2)		-29.37	-2.86	-4.13
Russell 2000 Growth Index(3)		-38.54	-2.35	-2.23
Morningstar Small Growth Category Average		-41.55	-3.52	-3.04

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	1.10%
Other Expenses(2)	0.06

Total Annual Fund Operating Expenses(3)	1.16%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.15%. The expense limit may be terminated at anytime.

Principal Funds, Inc.	RISK/RETURN SUMMARY	65
www.principal.com

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$118	$368	$638	$1,409

66	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

SMALLCAP GROWTH FUND II

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers,
Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy,

Principal Funds, Inc.	RISK/RETURN SUMMARY	67
www.principal.com

Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	•	Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	•	Initial Public Offerings Risk
• Management Risk	• Market Segment (Small Cap) Risk •	•	Securities Lending Risk
• Small Company Risk

UBS Global AM became the Fund’s Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	29.90%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.17%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-42.22	-4.54	-6.03
(after taxes on distributions)(2)		-42.22	-5.16	-6.43
(after taxes on distributions and sale of shares)(2)		-27.44	-3.55	-4.80
Russell 2000 Growth Index(3)		-38.54	-2.35	-2.23
Morningstar Small Growth Category Average		-41.55	-3.52	-3.04

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

68	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	1.00%
Other Expenses(2)	0.03

Total Annual Fund Operating Expenses	1.03%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.020% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$105	$328	$569	$1,259

Principal Funds, Inc.	RISK/RETURN SUMMARY	69
www.principal.com

SMALLCAP GROWTH FUND III

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I's acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, CCI will become an additional sub-advisor to SmallCap Growth Fund I if the shareholders of the SmallCap Growth Fund I approve the addition at a Special Meeting of the Shareholders of Principal Funds, Inc. (“PFI”) tentatively scheduled for April 2009. Additional information is expected to be mailed to record date shareholders in March 2009. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of PFI tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to the companies in the Russell 2500 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $6.9 billion)), at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Initial Public Offerings Risk
• Management Risk	• Market Segment (Small Cap and	• Mid Cap Stock Risk
• Securities Lending Risk	Mid Cap) Risk	• Small Company Risk
• Underlying Fund Risk

CCI has sub-advised this Fund since December 15, 2006.

70	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	Life of Fund

Institutional Class (before taxes)	-46.34	-5.76
(after taxes on distributions)(2)	-46.34	-7.06
(after taxes on distributions and sale of shares)(2)	-30.12	-5.06
Russell 2500 Growth Index(3)	-41.50	-3.10
Morningstar Small Growth Category Average	-41.55	-4.28

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	1.10%
Other Expenses(1)	0.04
Total Annual Fund Operating Expenses	1.14%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$116	$362	$628	$1,386

Principal Funds, Inc.	RISK/RETURN SUMMARY	71
www.principal.com

SMALLCAP S&P 600 INDEX FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.02 billion and $2.3 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	• Market Segment (Small Cap) Risk
• Securities Lending Risk	•	Small Company Risk	• Underlying Fund Risk

NOTE:	”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

72	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	20.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.21%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-31.09	0.73	4.14
(after taxes on distributions)(2)		-32.16	-0.36	3.32
(after taxes on distributions and sale of shares)(2)		-19.27	0.66	3.54
S&P SmallCap 600 Stock Index(3)		-31.07	0.88	3.52
Morningstar Small Blend Category Average		-36.56	-1.30	1.78

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.15%
Other Expenses(1)	0.07

Total Annual Fund Operating Expenses(2)	0.22%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$23	$71	$124	$280

Principal Funds, Inc.	RISK/RETURN SUMMARY	73
www.principal.com

SMALLCAP VALUE FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Initial Public Offerings Risk	• Management Risk
• Market Segment (Small Cap) Risk	•	Real Estate Securities Risk	• Securities Lending Risk
• Small Company Risk	•	Underlying Fund Risk	• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

74	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	23.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.20%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-27.78	0.80	6.86
(after taxes on distributions)(2)		-27.88	-0.66	5.50
(after taxes on distributions and sale of shares)(2)		-17.93	0.36	5.52
Russell 2000 Value Index(3)		-28.92	0.27	5.15
Morningstar Small Value Category Average		-32.24	-0.97	4.17

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.75%
Other Expenses(1)	0.04

Total Annual Fund Operating Expenses	0.79%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$81	$252	$439	$978

Principal Funds, Inc.	RISK/RETURN SUMMARY	75
www.principal.com

SMALLCAP VALUE FUND I

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and J.P. Morgan Investment
Management, Inc. (“J.P. Morgan”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks

The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25% of the Fund’s assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Capital does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks

76	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Initial Public Offerings Risk	• Management Risk
• Market Segment (Small Cap) Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk	• Value Stock Risk

J.P. Morgan has been the Fund’s Sub-Advisor since December 30, 2002. Mellon Capital was added as an additional Sub-Advisor on August 8, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	23.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.37%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-32.13	-0.91	6.33
(after taxes on distributions)(2)		-32.28	-2.00	5.11
(after taxes on distributions and sale of shares)(2)		-20.71	-0.70	5.43
Russell 2000 Value Index(3)		-28.92	0.27	6.75
Morningstar Small Value Category Average		-32.24	-0.97	5.15

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	77
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	1.00%
Other Expenses(2)	0.03
Acquired Fund Fees and Expenses	0.03

Total Annual Fund Operating Expenses	1.06%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.020% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$108	$337	$585	$1,294

78	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

SMALLCAP VALUE FUND II

Sub-Advisor(s):	Dimensional Fund Advisors (“Dimensional”) and Vaughan Nelson Investment
Management, LP (“Vaughan Nelson”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II's acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund’s assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2008, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $1,737 million or below. This dollar amount will change due to market conditions. Market capitalization is defined as total current market value of a company's outstanding common stock.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time. Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of such companies. Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable-to-improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.
Principal Funds, Inc.	RISK/RETURN SUMMARY	79
www.principal.com

In selecting investments, Vaughan Nelson generally employs the following strategy:

  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	•	Foreign Securities Risk
• Management Risk	• Market Segment (Small Cap and Mid	•	Mid Cap Stock Risk
• Securities Lending Risk	Cap) Risk	•	Small Company Risk
• Value Stock Risk

Dimensional has been the Fund’s Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.

80	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q1 ‘06	13.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.06%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	Life of Fund

Institutional Class (before taxes)		-37.04	-2.90
(after taxes on distributions)(2)		-38.03	-4.64
(after taxes on distributions and sale of shares)(2)		-22.86	-2.49
Russell 2000 Value Index(3)		-28.92	-0.27
Morningstar Small Value Category Average		-32.24	-1.78

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	1.00%
Other Expenses(2)	0.05
Acquired Fund Fees and Expenses	0.04

Total Annual Fund Operating Expenses(3)	1.09%

(1)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis).
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$111	$347	$601	$1,329

Principal Funds, Inc.	RISK/RETURN SUMMARY	81
www.principal.com

SMALLCAP VALUE FUND III

Sub-Advisor(s):	Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II's acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion) or up to $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Initial Public Offerings Risk	• Management Risk	• Market Segment (Small Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• Small Company Risk
• Value Stock Risk

LA Capital became a Sub-Advisor to this Fund on September 1, 2004.

82	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.42%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-24.40%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-29.41	-1.08	3.95
(after taxes on distributions)(2)		-29.56	-2.67	2.78
(after taxes on distributions and sale of shares)(2)		-18.93	-0.42	3.70
Russell 2000 Value Index(3)		-28.92	0.27	4.92
Morningstar Small Value Category Average		-32.24	-0.97	3.87

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	1.00%
Other Expenses(1)	0.08

Total Annual Fund Operating Expenses(2)	1.08%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$110	$343	$595	$1,317

Principal Funds, Inc.	RISK/RETURN SUMMARY	83
www.principal.com

WEST COAST EQUITY FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and real estate investment trust (“REIT”)
securities.

Main Strategies and Risks

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed- income securities (sometimes called “junk bonds”). The Fund may also invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company’s business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Geographic Concentration Risk	• Growth Stock Risk	• High Yield Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Prepayment Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Small Company Risk
• Underlying Fund Risk	• Value Stock Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

84	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘98	45.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-25.10%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	10 Years

Institutional Class (before taxes)		-33.20	0.11	6.07
(after taxes on distributions)(2)		-33.85	-0.54	4.94
(after taxes on distributions and sale of shares)(2)		-20.72	0.26	5.04
Russell 3000 Index(3)		-37.31	-1.95	-0.80
Morningstar Mid-Cap Blend Category Average		-39.18	-1.89	2.92

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.51%
Other Expenses(1)	0.02

Total Annual Fund Operating Expenses	0.53%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$54	$170	$296	$665

Principal Funds, Inc.	RISK/RETURN SUMMARY	85
www.principal.com

DIVERSIFIED INTERNATIONAL FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

86	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘03	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.03%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-46.24	3.40	0.47
(after taxes on distributions)(2)		-46.26	2.31	-0.28
(after taxes on distributions and sale of shares)(2)		-29.53	3.37	0.62
MSCI ACWI Ex-US Index(3)		-34.99	-2.62	1.09
Morningstar Foreign Large Blend Category Average		-43.99	1.21	-0.93

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.87%
Other Expenses(1)	0.07

Total Annual Fund Operating Expenses(2)	0.94%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .93%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$96	$300	$520	$1,155

Principal Funds, Inc.	RISK/RETURN SUMMARY	87
www.principal.com

GLOBAL REAL ESTATE SECURITIES FUND

Sub-Advisor(s):	Principal Real Estate Investors, LLC (“Principal - REI”)

Objective:	The Fund seeks to generate a total return.

Investor Profile:	The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Other real estate companies include those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

  Equity REITs, which primarily own property and generate revenue from rental income;
  Mortgage REITs, which invest in real estate mortgages; and
  Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Initial Public Offerings Risk	• Management Risk	• Mid Cap Stock Risk
• Real Estate Securities Risk	• Sector Risk	• Securities Lending Risk
• Small Company Risk

Principal-REI has been the Fund’s Sub-Advisor since the Fund’s inception.

88	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q1 ‘08	-5.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.70%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	Life of Fund

Institutional Class (before taxes)		-45.25	-44.34
(after taxes on distributions)(2)		-45.73	-44.90
(after taxes on distributions and sale of shares)(2)		-29.20	-37.34
FTSE EPRA/NAREIT Global REIT Index(3)		-47.72	-45.41
Morningstar Specialty Global Real Estate Category Average		-39.55	-41.86

(1)	Institutional Class shares commenced operations on October 1, 2007.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary — Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.90%
Other Expenses(2)	4.43

Total Gross Operating Fees and Expenses	5.33%
Expense Reimbursement	4.38
Net Operating Fees and Expenses	0.95%
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.96%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$98	$1,138	$2,245	$4,982

Principal Funds, Inc.	RISK/RETURN SUMMARY	89
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

90	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	26.86%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-29.07%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-54.46	8.70	9.74
(after taxes on distributions)(2)		-54.38	6.50	8.28
(after taxes on distributions and sale of shares)(2)		-35.07	7.33	8.42
MSCI - Emerging Markets NDTR D Index(3)		-53.33	7.65	9.45
Morningstar Diversified Emerging Markets Category Average		-54.44	6.13	8.00

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	1.19%
Other Expenses(1)	0.15

Total Annual Fund Operating Expenses(2)	1.34%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.34%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$136	$425	$734	$1,613

Principal Funds, Inc.	RISK/RETURN SUMMARY	91
www.principal.com

INTERNATIONAL FUND I

Sub-Advisor(s):	Pyramis Global Advisors, LLC (“Pyramis”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Sub-Advisor, Pyramis, normally invests the Fund’s assets primarily in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Pyramis normally invests the Fund’s assets primarily in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI - EAFE Index NDTR D (as of the most recent calendar year end, this range was between approximately $0.04 billion and $149.7 billion)) at the time of purchase. Pyramis normally diversifies the Fund’s investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Fund may not achieve its objective.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk	• Securities Lending Risk
• Underlying Fund Risk	• Value Stock Risk

Pyramis has been the Fund’s Sub-Advisor since December 29, 2003.

92	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘04	14.66%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.83%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-44.26	2.16	2.24
(after taxes on distributions)(2)		-44.28	1.24	1.32
(after taxes on distributions and sale of shares)(2)		-28.20	2.06	2.13
MSCI - EAFE Index NDTR D(3)		-43.38	1.66	1.66
Morningstar Foreign Large Blend Category Average		-43.99	1.21	1.19

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(1)	1.08%
Other Expenses(2)	0.06

Total Annual Fund Operating Expenses(3)	1.14%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.14%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.026% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$116	$362	$628	$1,386

Principal Funds, Inc.	RISK/RETURN SUMMARY	93
www.principal.com

INTERNATIONAL GROWTH FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:

  the company’s principal place of business or principal offices outside the U.S.;
  the company’s principal securities trading market is outside the U.S.; and
  the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	•	Underlying Fund Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

94	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	18.41%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-25.79%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-46.93	2.20	0.26
(after taxes on distributions)(2)		-46.96	0.56	-0.81
(after taxes on distributions and sale of shares)(2)		-30.09	1.93	0.21
MSCI World Ex-US Growth Index(3)		-42.88	1.83	-1.08
Morningstar Foreign Large Growth Category Average		-46.56	0.61	-2.22

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.97%
Other Expenses(1)	0.04
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.02%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$104	$325	$563	$1,248

Principal Funds, Inc.	RISK/RETURN SUMMARY	95
www.principal.com

INTERNATIONAL VALUE FUND I

Sub-Advisor(s):	AXA Rosenberg Investment Management LLC ("AXA Rosenberg") and Causeway Capital
Management LLC ("Causeway")

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of foreign companies. Foreign companies are companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Causeway may invest up to 30% of the assets allocated to it in securities of companies located in any one country, except this limit is 35% in the U.K. Causeway may invest up to 10% of the total assets allocated to it in companies in emerging (less developed) markets. Causeway may also invest in forward foreign currency contracts or other derivatives for hedging and other purposes. When investing the Fund's assets, Causeway follows a value style. This means that Causeway buys stocks that it believes have a price lower than their true worth. Stocks may be "undervalued" because the issuing companies are part of industries that are currently out of favor with investors. Causeway considers each of the following value characteristics in making investment decisions for the Fund:

  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
  Financial strength

Generally, price-to-earnings and yield are the most important factors for Causeway.

AXA Rosenberg will typically invest assets allocated to it in the approximately 21 different countries across three regions represented by the MSCI-EAFE Value Index. Under normal market circumstances, AXA Rosenberg's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, AXA Rosenberg may restrict the number of securities markets in which its assets will be invested. AXA Rosenberg will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as ''expert systems,'' which are designed to analyze the fundamentals of the more than 19,000 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model, which estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model, which estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

AXA Rosenberg favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Value Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.

96	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Fund's assets in common stocks in an attempt to match or exceed the performance of the Fund's benchmark index for performance. The Fund's benchmark index for performance is identified in the average annual total returns table. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index for performance. Through the structured equity strategy, Principal expects the Fund to achieve returns in excess of those of the Fund's benchmark index for performance with lower risk and improved predictability of returns for the entire Fund compared to the Fund's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Equity Securities Risk
• Exchange Rate Risk	• Exchange-Traded Funds Risk	• Foreign Securities Risk
• Management Risk	• Market Segment (Large Cap) Risk	• Securities Lending Risk
• Underlying Fund Risk	• Value Stock Risk

AXA Rosenberg and Causeway have been the Sub-Advisors to the Fund since its inception. Because the Fund’s inception date is September 30, 2008, performance information is not shown. The Fund is actively managed against the MSCI EAFE Value Index.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees(2)	1.10%
Other Expenses(3)	0.11

Total Annual Fund Operating Expenses	1.21%
Expense Reimbursement	0.08

Net Expenses	1.13%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.13%.
(2)	Effective July 1, 2009, Principal will contractually limit the Fund's Management Fees through the period ending February 28, 2011. The expense limit will reduce the Fund's Management Fees by 0.030% (expressed as a percent of average net assets on an annualized basis).
(3)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$115	$375	$656	$1,458

Principal Funds, Inc.	RISK/RETURN SUMMARY	97
www.principal.com

REAL ESTATE SECURITIES FUND

Sub-Advisor(s):	Principal Real Estate Investors, LLC (“Principal-REI”)

Objective:	The Fund seeks to generate a total return.

Investor Profile:	The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Initial Public Offerings Risk	• Management Risk
• Mid Cap Stock Risk	• Non-Diversification Risk	• Real Estate Securities Risk
• Sector Risk	• Securities Lending Risk	• Small Company Risk
• Underlying Fund Risk

Principal-REI has been the Fund’s Sub-Advisor since December 6, 2000.

98	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘04	17.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.84%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-32.62	3.30	8.77
(after taxes on distributions)(2)		-33.25	1.31	6.94
(after taxes on distributions and sale of shares)(2)		-21.08	3.00	7.47
MSCI US REIT Index(3)		-37.97	0.67	6.48
Morningstar Specialty-Real Estate Category Average		-39.55	-0.66	5.51

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.83%
Other Expenses(1)	0.02

Total Annual Fund Operating Expenses	0.85%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$87	$271	$471	$1,049

Principal Funds, Inc.	RISK/RETURN SUMMARY	99
www.principal.com

PRINCIPAL LIFETIME FUNDS

Principal Funds offer Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective: The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal and Principal Global Investors, LLC (“PGI”), the Fund’s Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Funds, at the Sub-Advisor’s discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks. Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

100	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Principal LifeTime Funds dated 2015 through 2055 have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The Principal LifeTime Strategic Income Fund and Principal LifeTime 2010 Fund have a greater exposure to the following risks (as defined in Appendix A):

• Derivatives Risk	• Fixed-Income Securities Risk	• High Yield Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Each Principal LifeTime Fund is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Principal Funds, Inc.	RISK/RETURN SUMMARY	101
www.principal.com

As of October 31, 2008, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below.

PRINCIPAL LIFETIME FUNDS

											Principal
	Principal Principal Principal Principal Principal Principal Principal Principal Principal Principal LifeTime
	LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime Strategic
Underlying Fund	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income

Bond and Mortgage Securities Fund	31.1%	22.8%	23.4%	15.7%	13.6%	7.4%	6.2%	2.2%	2.6%	1.4%	43.9%
Core Plus Bond Fund I	0.4	3.7	0.7	2.5	0.5	2.3	0.3	2.3	0.1	1.2	0.9
Disciplined LargeCap Blend Fund	8.6	10.0	11.2	11.7	12.7	12.8	13.1	13.1	13.2	13.1	3.1
High Yield Fund I	3.1	5.0	4.6	5.4	5.4	5.4	5.8	5.3	6.1	5.5	0.3
Inflation Protection Fund	4.1	1.6	—	—	—	—	—	—	—	—	13.5
International Emerging Markets Fund	1.7	2.1	2.3	2.7	2.8	3.1	3.2	3.7	3.3	3.4	0.2
International Fund I	1.7	5.5	2.5	6.7	3.1	10.2	4.0	6.2	4.0	4.5	0.7
International Growth Fund	6.3	3.3	7.7	4.2	9.1	2.3	9.7	5.6	10.4	5.9	2.6
International Value Fund I	2.6	3.4	3.5	4.2	4.2	5.4	4.8	8.1	5.0	9.4	1.0
LargeCap Blend Fund I	4.6	5.5	5.7	6.4	6.4	6.9	6.9	7.0	6.9	7.1	1.8
LargeCap Growth Fund	3.8	4.2	4.9	5.6	6.1	6.8	6.9	7.5	7.5	7.9	1.6
LargeCap Growth Fund I	3.7	4.0	5.1	5.4	6.1	6.5	7.4	7.5	7.9	7.6	1.3
LargeCap Value Fund	2.4	2.9	3.1	3.9	4.0	4.7	4.6	5.2	5.0	5.5	1.3
LargeCap Value Fund I	2.3	2.8	3.1	3.8	3.8	4.5	4.4	5.1	4.8	5.3	0.1
LargeCap Value Fund III	2.1	2.8	2.9	3.8	3.5	4.6	4.2	5.1	4.5	5.3	1.5
MidCap Growth Fund III	0.2	1.4	1.3	1.7	1.6	2.0	1.9	2.3	2.0	2.2	0.3
MidCap Value Fund I	0.2	1.5	1.3	1.8	1.7	2.2	2.0	2.4	2.1	2.3	0.3
Money Market Fund	0.1	1.9	—	—	—	—	—	—	—	—	0.2
Preferred Securities Fund	6.4	6.2	5.7	5.3	4.8	4.1	3.8	2.5	3.1	3.1	6.0
Real Estate Securities Fund	5.7	6.1	5.1	5.2	4.4	4.3	3.9	4.0	3.9	4.0	4.1
SmallCap Growth Fund I	0.1	0.5	0.3	0.7	1.0	0.9	1.2	1.0	1.6	1.0	—
SmallCap Growth Fund III	1.2	0.5	1.5	0.7	1.3	0.9	1.4	1.0	1.5	1.1	—
SmallCap S& 600 Index Fund	2.0	1.3	2.1	1.1	1.4	0.8	1.4	0.8	1.2	0.8	1.5
SmallCap Value Fund	1.4	0.5	1.7	0.8	1.5	1.0	1.6	1.1	1.7	1.3	—
SmallCap Value Fund I	0.2	0.5	0.3	0.7	1.0	0.9	1.3	1.0	1.6	1.1	—
Ultra Short Bond Fund	4.0	—	—	—	—	—	—	—	—	—	13.8

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

102	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFETIME 2010 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	8.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-16.27%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-30.27	-0.92	1.16
(after taxes on distributions)(2)		-31.49	-2.09	0.17
(after taxes on distributions and sale of shares)(2)		-19.09	-1.12	0.63
Russell 3000 Index(3)		-37.31	-1.95	-1.65
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.53
MSCI - EAFE Index NDTRD(3)		-43.38	1.66	0.92
Principal LifeTime 2010 Blended Index(3)(4)		-21.60	0.82	1.56
Morningstar Target-Date 2000-2014 Category Average		-22.46	0.44	1.05

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 39.9% Russell 3000 Index, 14.1% MSCI EAFE NDTR-D Index, and 46.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	103
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.0100
Acquired Fund (Underlying Fund) Operating Expenses	0.6600

Total Annual Fund Operating Expenses(2)	0.7925%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$81	$253	$440	$981

104	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFETIME 2015 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

Because the inception date of the Fund is February 29, 2008, performance information is not shown.

The Fund is actively managed against the Russell 3000 Index.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.1225%
Other Expenses(2)	0.1000

Total Gross Operating Fees and Expenses	0.2225%
Expense Reimbursement at Principal LifeTime Fund level	0.0500

Net Operating Fees and Expenses	0.1725%
Acquired Fund (Underlying Fund) Operating Expenses	0.6700

Total Annual Operating Expenses(3)	0.8425%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.1725%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Effective July 1, 2009, the Fund’s Management Fees will be reduced to 0.03%. Concurrently, the contractual expense limit will be reduced to 0.08%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$86	$279	$489	$1,094

Principal Funds, Inc.	RISK/RETURN SUMMARY	105
www.principal.com

PRINCIPAL LIFETIME 2020 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.35%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-33.70	-0.74	1.19
(after taxes on distributions)(2)		-34.72	-1.83	0.27
(after taxes on distributions and sale of shares)(2)		-21.24	-0.89	0.72
Russell 3000 Index(3)		-37.31	-1.95	-1.65
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.53
MSCI - EAFE Index NDTRD(3)		-43.38	1.66	0.92
Principal LifeTime 2020 Blended Index(3)(4)		-27.44	0.19	0.85
Morningstar Target-Date 2015-2029 Category Average		-30.27	-1.01	0.25

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 49.7% Russell 3000 Index,18.8% MSCI EAFE NDTR-D Index, and 31.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

106	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.0100
Acquired Fund (Underlying Fund) Fees and Expenses	0.7200%

Total Annual Fund Operating Expenses(2)	0.8525%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$87	$272	$473	$1,052

Principal Funds, Inc.	RISK/RETURN SUMMARY	107
www.principal.com

PRINCIPAL LIFETIME 2025 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

Because the inception date of the Fund is February 29, 2008, performance information is not shown.

The Fund is actively managed against the Russell 3000 Index.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.1225%
Other Expenses(2)	0.0900

Total Gross Operating Fees and Expenses	0.2125%
Expense Reimbursement at Principal LifeTime Fund level	0.0400

Net Operating Fees and Expenses	0.1725%
Acquired Fund (Underlying Fund) Operating Expenses	0.7100

Total Annual Operating Expenses(3)	0.8825%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2010. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. Concurrently, the contractual expense limit will be reduced to 0.08%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$90	$289	$506	$1,130

108	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFETIME 2030 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	11.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.94%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-36.26	-0.92	0.70
(after taxes on distributions)(2)		-37.13	-1.94	-0.15
(after taxes on distributions and sale of shares)(2)		-22.89	-0.97	0.37
Russell 3000 Index(3)		-37.31	-1.95	-1.65
MSCI - EAFE Index NDTRD(3)		-43.38	1.66	0.92
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.53
Principal LifeTime 2030 Blended Index(3)(4)		-31.24	-0.44	0.19
Morningstar Target-Date 2030+ Category Average		-37.51	-1.91	-0.91

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001)
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 56.3% Russell 3000 Index, 22.0% MSCI EAFE NDTR-D Index, and 21.7% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	109
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.0100
Acquired Fund (Underlying Fund) Fees and Expenses	0.7500

Total Annual Fund Operating Fees and Expenses(2)	0.8825%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$90	$281	$489	$1,087

110	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFETIME 2035 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

Because the inception date of the Fund is February 29, 2008, performance information is not shown.

The Fund is actively managed against the Russell 3000 Index.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.1600

Total Gross Operating Fees and Expenses	0.2825%
Expense Reimbursement at Principal LifeTime Fund level	0.1100

Net Operating Fees and Expenses	0.1725%
Acquired Fund (Underlying Fund) Operating Expenses	0.7500

Total Annual Fund Operating Expenses(2)	0.9225%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.1725%.
(3)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. Concurrently, the contractual expense limit will be reduced to 0.08%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$94	$316	$557	$1,251

Principal Funds, Inc.	RISK/RETURN SUMMARY	111
www.principal.com

PRINCIPAL LIFETIME 2040 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	12.49%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.32%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-38.10	-1.20	0.51
(after taxes on distributions)(2)		-38.83	-2.11	-0.25
(after taxes on distributions and sale of shares)(2)		-24.11	-1.13	0.27
Russell 3000 Index(3)		-37.31	-1.95	-1.65
MSCI - EAFE Index NDTRD(3)		-43.38	1.66	0.92
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.53
Principal LifeTime 2040 Blended Index(3)(4)		-33.92	-0.80	-0.28
Morningstar Target-Date 2030+ Category Average		-37.51	-1.91	-0.91

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-D Index, and 14.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

112	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.0100
Acquired Fund (Underlying Fund) Fees and Expenses	0.7700

Total Annual Fund Operating Expenses(2)	0.9025%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$92	$288	$500	$1,111

Principal Funds, Inc.	RISK/RETURN SUMMARY	113
www.principal.com

PRINCIPAL LIFETIME 2045 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

Because the inception date of the Fund is February 29, 2008, performance information is not shown.

The Fund is actively managed against the Russell 3000 Index.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.1225%
Other Expenses(2)	0.5600

Total Gross Operating Fees and Expenses	0.6825
Expense Reimbursement at Principal LifeTime Fund level	0.5100

Net Operating Fees and Expenses	0.1725
Acquired Fund (Underlying Fund) Operating Expenses	0.8200

Total Annual Fund Operating Expenses(3)	0.9925%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.1725%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. Concurrently, the contractual expense limit will be reduced to 0.08%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$101	$416	$763	$1,742

114	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFETIME 2050 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	13.63%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.98%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-39.04	-1.24	-0.14
(after taxes on distributions)(2)		-39.75	-2.12	-0.85
(after taxes on distributions and sale of shares)(2)		-24.68	-1.12	-0.24
Russell 3000 Index(3)		-37.31	-1.95	-1.65
MSCI - EAFE Index NDTRD(3)		-43.38	1.66	0.92
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.53
Principal LifeTime 2050 Blended Index(3)(4)		-35.39	-0.81	-0.57
Morningstar Target-Date 2030+ Category Average		-37.51	-1.91	-0.91

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	115
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.0200
Acquired Fund (Underlying Fund) Operating Expenses	0.7900

Total Annual Fund Operating Expenses(2)	0.9325%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$95	$297	$516	$1,146

116	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFETIME 2055 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

Because the inception date of the Fund is February 29, 2008, performance information is not shown.

The Fund is actively managed against the Russell 3000 Index.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.1225%
Other Expenses(2)	2.9300

Total Gross Operating Fees and Expenses	3.0525%
Expense Reimbursement at Principal LifeTime Fund level	2.8800

Net Operating Fees and Expenses	0.1725%
Acquired Fund (Underlying Fund) Operating Expenses	0.7900

Total Annual Fund Operating Expenses(3)	0.9625%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2010. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(3)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. Concurrently, the contractual expense limit will be reduced to 0.08%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$98	$861	$1,693	$3,857

Principal Funds, Inc.	RISK/RETURN SUMMARY	117
www.principal.com

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Principal Investment Strategies

The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	7.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.26%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	Life of Fund

Institutional Class (before taxes)		-22.29	-0.05	1.81
(after taxes on distributions)(2)		-23.89	-1.46	0.65
(after taxes on distributions and sale of shares)(2)		-14.21	-0.62	1.03
Barclays Capital Aggregate Bond Index(3)(5)		5.24	4.65	5.53
Russell 3000 Index(3)		-37.31	-1.95	-1.65
MSCI - EAFE Index NDTRD(3)		-43.38	1.66	0.92
Principal LifeTime Strategic Income Blended Index(3)(4)		-7.47	3.42	3.53
Morningstar Target-Date 2000-2014 Category Average		-22.46	0.44	1.05

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index as of March 31, 2008, are 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2009, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index
(5)	The Manager and portfolio manager believe the Barclays Capital Aggregate Bond Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the Russell 3000 Index. The Russell 3000 Index is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

118	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.1225%
Other Expenses(1)	0.0200
Acquired Fund (Underlying Fund) Fees and Expenses	0.5500

Total Annual Fund Operating Expenses(2)	0.6925%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03%. This reduction is not reflected in the expense table or the expense examples.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$71	$221	$386	$862

Principal Funds, Inc.	RISK/RETURN SUMMARY	119
www.principal.com

STRATEGIC ASSET MANAGEMENT (“SAM”) PORTFOLIOS

Principal Funds provide a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The SAM Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds (as identified in the Table of Contents) and the Money Market Fund (“Underlying Funds”). Each of the SAM Portfolios may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Funds, Inc., at the Sub-Advisor’s discretion. Each of the Underlying Funds is a series of Principal Funds, Inc. The Sub-Advisor for the SAM Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

  short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

120	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence
Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The SAM Balanced, Conservative Growth, and Strategic Growth Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The SAM Flexible Income and Conservative Balanced Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Derivatives Risk	• Fixed-Income Securities Risk	• High Yield Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks (as defined in Appendix A) associated with such investments including:

• Derivatives Risk • Fixed-Income Securities Risk • U.S. Government Securities Risk

Principal Funds, Inc.	RISK/RETURN SUMMARY	121
www.principal.com

Each Portfolio is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Edge has provided investment advice to each SAM Portfolio since its inception.

As of October 31, 2008, the Portfolios’ assets were allocated among the Underlying Funds as follows:

		Flexible	Conservative		Conservative	Strategic
		Income	Balanced	Balanced	Growth	Growth
Underlying Fund		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Disciplined LargeCap Blend Fund		2.6%	4.0%	6.1%	7.6%	9.6%
Diversified International Fund		2.5	3.8	5.8	7.9	9.5
Equity Income Fund		4.5	8.0	12.4	16.3	18.2
High Yield Fund		7.2	5.9	4.4	2.9	4.2
Income Fund		21.6	17.1	10.9	4.5	—
International Emerging Markets Fund		0.6	1.2	1.7	2.0	2.7
LargeCap Growth Fund		3.8	5.8	8.9	12.1	12.8
LargeCap Growth Fund II		3.8	5.6	8.8	10.1	12.1
LargeCap Value Fund III		3.5	3.0	5.1	5.7	7.6
MidCap Stock Fund		2.1	2.4	3.2	5.1	6.1
Money Market Fund		0.1	0.4	—	0.7	0.5
Mortgage Securities Fund		28.5	25.0	15.8	8.4	—
Preferred Securities Fund		5.5	4.1	3.7	1.8	—
Real Estate Securities Fund		1.1	1.7	2.5	3.3	3.6
Short-Term Income Fund		10.3	6.8	3.1	1.2	0.5
SmallCap Growth Fund		0.6	1.2	1.7	2.1	2.6
SmallCap Value Fund		0.7	1.1	1.7	2.2	2.8
West Coast Equity Fund		1.0	2.9	4.2	6.1	7.2

	Total	100.0%	100.0%	100.0%	100.0%	100.0%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio’s total return has varied year-by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds.

122	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

FLEXIBLE INCOME PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	10 Years

Institutional Class (before taxes)	-13.84	1.12	3.61
(after taxes on distributions)(2)	-15.38	-0.33	1.92
(after taxes on distributions and sale of shares)(2)	-8.40	0.31	2.18
Barclays Capital Aggregate Bond Index(3)	5.24	4.65	5.63
S&P 500 Index(3)	-37.00	-2.19	-1.38
Capital Benchmark (20/80)(3)(4)	-4.56	3.39	4.41
Morningstar Conservative Allocation Category Average	-18.61	0.49	1.86

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index are 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	123
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.32%
Other Expenses(2)	0.63
Acquired Fund (Underlying Fund) Operating Expenses	0.55

Total Annual Fund Operating Expenses	1.50%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$153	$474	$818	$1,791

124	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

CONSERVATIVE BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	10 Years

Institutional Class (before taxes)	-18.88	1.12	2.58
(after taxes on distributions)(2)	-20.35	-0.16	1.09
(after taxes on distributions and sale of shares)(2)	-11.36	0.52	1.44
Barclays Capital Aggregate Bond Index(3)	5.24	4.65	5.63
S&P 500 Index(3)	-37.00	-2.19	-1.38
Capital Benchmark (40/60)(3)(4)	-13.65	2.08	3.09
Morningstar Conservative Allocation Category Average	-18.61	0.49	1.86

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	125
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.32%
Other Expenses(2)	0.19
Acquired Fund (Underlying Fund) Fees and Expenses	0.58

Total Annual Fund Operating Expenses	1.09%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$111	$347	$601	$1,329

126	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed- income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘99	15.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.44%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	10 Years

Institutional Class (before taxes)		-26.12	0.33	3.53
(after taxes on distributions)(2)		-27.72	-0.77	2.22
(after taxes on distributions and sale of shares)(2)		-15.44	0.13	2.55
S&P 500 Index(3)		-37.00	-2.19	-1.38
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.63
Capital Benchmark (60/40)(3)(4)		-22.06	0.71	1.69
Morningstar Moderate Allocation Category Average		-28.00	-0.60	1.19

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	127
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.32%
Other Expenses(2)	0.16
Acquired Fund (Underlying Fund) Operating Expenses	0.62

Total Annual Fund Operating Expenses	1.10%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$112	$350	$606	$1,340

128	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

CONSERVATIVE GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘99	22.16%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.12%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	10 Years

Institutional Class (before taxes)		-33.11	-0.73	3.02
(after taxes on distributions)(2)		-34.47	-1.53	2.02
(after taxes on distributions and sale of shares)(2)		-19.79	-0.47	2.38
S&P 500 Index(3)		-37.00	-2.19	-1.38
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.63
Capital Benchmark (80-20)(3)(4)		-29.83	-0.71	0.19
Morningstar Moderate Allocation Category Average		-28.00	-0.60	1.19

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The weightings for this blended index are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	129
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.32%
Other Expenses(2)	0.19
Acquired Fund (Underlying Fund) Operating Expenses	0.66

Total Annual Fund Operating Expenses	1.17%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$119	$372	$644	$1,420

130	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

STRATEGIC GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q4 ‘99	25.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.21%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	10 Years

Institutional Class (before taxes)		-37.30	-1.49	2.19
(after taxes on distributions)(2)		-38.39	-2.15	1.38
(after taxes on distributions and sale of shares)(2)		-22.84	-1.07	1.75
Barclays Capital Aggregate Bond Index(3)		5.24	4.65	5.63
S&P 500 Index(3)		-37.00	-2.19	-1.38
Russell 3000 Index(3)		-37.31	-1.95	-0.80
Morningstar Large Blend Category Average		-37.79	-2.47	-0.84

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Funds, Inc.	RISK/RETURN SUMMARY	131
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class(1)

Management Fees	0.32%
Other Expenses(2)	0.37
Acquired Fund (Underlying Fund) Operating Expenses	0.68

Total Annual Fund Operating Expenses	1.37%

(1)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Operating Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40%. The expense limit may be terminated at anytime.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$139	$434	$750	$1,646

132	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MONEY MARKET FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
bank obligations including:
certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Funds, Inc.	RISK/RETURN SUMMARY	133
www.principal.com

Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Fund “breaks the buck” (the date the Fund’s net asset value falls below $0.995, is not immediately restored, and the Fund liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Fund on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Funds, Inc. would need to approve the Fund’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Eurodollar and Yankee Obligations	• Fixed-Income Securities Risk	•	Investment Company Securities Risk
Risk	• Management Risk	•	Municipal Securities Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class	2.69	3.27	2.85
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	2.24	3.30	2.99
Index performance does not reflect deductions for fees, expenses or taxes.

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

To obtain the Fund’s current yield, call 1-800-222-5852.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

134	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.38%
Other Expenses(1)	0.04

Total Annual Fund Operating Expenses(2)	0.42%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$43	$135	$235	$530

Principal Funds, Inc.	RISK/RETURN SUMMARY	135
www.principal.com

SHORT-TERM BOND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) and lend its portfolio securities to brokers, dealers and other financial institutions. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Eurodollar and Yankee Obligations	• Exchange Rate Risk
• Fixed-Income Securities Risk	Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Municipal Securities Risk
• Prepayment Risk	• Portfolio Duration Risk	• Real Estate Securities Risk
• Securities Lending Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

136	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-13.56	-0.63	1.88
(after taxes on distributions)(2)	-15.27	-2.10	0.64
(after taxes on distributions and sale of shares)(2)	-8.71	-1.25	1.13
Barclays Capital Government/Credit 1-3 Index(3)	-20.91	1.10	4.74
Morningstar Short-Term Bond Category Average	-4.23	1.23	2.71

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.40%
Other Expenses(1)	0.17

Total Annual Fund Operating Expenses(2)	0.57%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$58	$183	$318	$714

Principal Funds, Inc.	RISK/RETURN SUMMARY	137
www.principal.com

SHORT-TERM INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (“NRSRO”) or, in the opinion of Edge, are of comparable quality (“investment-grade”). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into swaps and currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Exchange Rate Risk	• Fixed-Income Securities Risk
• Foreign Securities Risk	• Management Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Underlying Fund Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

138	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	10 Years

Institutional Class (before taxes)	-0.63	2.44	4.27
(after taxes on distributions)(2)	-2.08	1.01	2.46
(after taxes on distributions and sale of shares)(2)	-0.39	1.25	2.55
Citigroup Broad Investment Grade Credit 1-3 Years(3)	0.28	2.95	4.81
Morningstar Short-Term Bond Category Average	-4.23	1.23	3.38

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.47%
Other Expenses(1)	0.04

Total Annual Fund Operating Expenses	0.51%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$52	$164	$285	$640

Principal Funds, Inc.	RISK/RETURN SUMMARY	139
www.principal.com

ULTRA SHORT BOND FUND

(CLOSED TO NEW INVESTORS AS OF CLOSE OF BUSINESS DECEMBER 31, 2008)

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income while seeking capital preservation.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in high quality, short-term fixed-income securities. Over the next 12 months (the "transition period"), the Fund will gradually increase its purchase of high quality, short-term money market instruments which Principal Global Investors, LLC ("PGI") believes present minimal credit risks with the goal of establishing a portfolio that resembles that of a money market fund. Such securities will be "eligible securities" as defined in the Securities and Exchange Commission Rule 2a-7 promulgated under the Investment Company Act of 1940. These eligible securities will be primarily made up of the following types of securities:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
bank obligations including:
certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund have 397 days or less remaining to maturity;
repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

At the end of the transition period, management intends to recommend to the board of directors that the Fund be combined with the Principal Funds, Inc. Money Market Fund.

Throughout the transition period, the Fund will maintain a dollar-weighted effective maturity of up to 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Such securities include:

  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

Throughout the transition period, the Fund continues to invest in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

140	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

Throughout the transition period, the Fund may continue to hold below-investment grade fixed-income securities ("junk bonds"). Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities and are rated Ba or lower by Moody's or BB or lower by S&P. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 2008, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

61.46% in securities rated Aaa	13.87% in securities rated Baa	0.12% in securities rated Caa
6.95% in securities rated Aa	3.68% in securities rated Ba	0.01% in securities rated Ca
12.42% in securities rated A	1.32% in securities rated B	0.03% in securities rated C
	0.12% in securities not rated	0.02% in securities rated D

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• High Yield Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since June 15, 2001.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

Principal Funds, Inc.	RISK/RETURN SUMMARY	141
www.principal.com

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-19.48	-2.44(2)	-0.37(2)
(after taxes on distributions)(3)	-20.81	-3.85(2)	-1.80(2)
(after taxes on distributions and sale of shares)(3)	-12.55	-2.74(2)	-1.05(2)
6-Month LIBOR Index(4)	3.96	3.90	3.30
Morningstar Ultrashort Bond Category Average	-7.89	0.85	1.17

(1)	Institutional Class shares were first sold on June 15, 2001.
(2)	During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(3)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees(2)	0.38
Other Expenses(1)	0.04

Total Annual Fund Operating Expenses	0.42

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009
(2)	Expense information has been restated to reflect current fees. Effective January 1, 2009, the Fund’s management fees were decreased.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$43	$135	$235	$530

142	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

BOND & MORTGAGE SECURITIES FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

64.29% in securities rated Aaa	12.21% in securities rated Baa	0.28% in securities rated Caa
5.79% in securities rated Aa	4.87% in securities rated Ba	0.03% in securities rated Ca
8.88% in securities rated A	3.54% in securities rated B	0.00% in securities rated C
0.11% in securities not rated

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk	Risk
• High Yield Securities Risk	• Management Risk	• Municipal Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• Securities Lending Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Principal Funds, Inc.	RISK/RETURN SUMMARY	143
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-14.21	-0.15	2.55
(after taxes on distributions)(2)	-15.82	-1.62	1.33
(after taxes on distributions and sale of shares)(2)	-9.14	-0.82	1.73
Barclays Capital Aggregate Bond Index(3)	5.24	4.65	5.74
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	3.68

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.51%
Other Expenses(1)	0.01

Total Annual Fund Operating Expenses	0.52%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$53	$167	$291	$653

CORE PLUS BOND FUND I

Sub-Advisor(s):	Pacific Investment Management Company LLC ("PIMCO")

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Short Sale Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Sponsored Government
Securities Risk

PIMCO has been the Fund's Sub-Advisor since its inception.

Because the Fund’s inception date is September 30, 2008, performance information is not shown.

The Fund is actively managed against the Barclays Capital Aggregate Bond Index.

Principal Funds, Inc.	RISK/RETURN SUMMARY	145
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2008		Class(1)

Management Fees		0.60%
Other Expenses(2)		0.11

	Total Operating Fees and Expenses	0.71%
Expense Reimbursement		0.06

	Net Expenses	0.65%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$66	$220	$388	$876

146	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

GLOBAL DIVERSIFIED INCOME FUND

Sub-Advisor(s):	Principal Global Investors, LLC, ("PGI”), Principal Real Estate Investors, LLC (“Principal
REI"), and Spectrum Asset Management, Inc. ("Spectrum”)

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Investor Profile:	The Fund may be an appropriate investment for investors seeking high cash returns, are willing to accept the risk associated with investing in equities and below-investment grade fixed income securities.

Main Strategies and Risks

The Fund will invest a majority of its assets in fixed income asset classes, such as high yield bonds, preferred stocks, and emerging market debt securities, to provide incremental yields over a portfolio of government securities. In addition, the Fund will invest in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

Approximately 40% of the Fund's assets will be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated Ba or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of Ba3 as measured by Moody's or BB- by S&P. The average duration will be 2-3 years. PGI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. Principal-REI will manage this portion of the Fund.

Approximately 10% of the Fund's assets will be invested primarily in preferred securities of U.S. companies primarily rated BBB or higher by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REITs, and utility industries. Spectrum will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. PGI will manage this portion of the Fund. Approximately 10% of the Fund's assets will be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in aggregate, and, typically, non-dollar currency exposure will not be hedged. PGI will manage this portion of the Fund.

Principal Funds, Inc.	RISK/RETURN SUMMARY	147
www.principal.com

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Equity Securities Risk
• Exchange Rate Risk	• Fixed-Income Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Portfolio Duration Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Value Stock Risk

Because the Fund’s inception date is December 15, 2008, performance information is not shown.

The Fund is actively managed against Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2008		Class(1)

Management Fees		0.80%
Other Expenses(2)		0.32

	Total Operating Fees and Expenses	1.12%
Expense Reimbursement		0.22

	Net Expenses	0.90%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90%.
(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$92	$330	$592	$1,340

148	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

GOVERNMENT & HIGH QUALITY BOND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

On September 8, 2008, the Board of Directors of Principal Funds, Inc. approved the proposal for the Mortgage Securities Fund to acquire the Government & High Quality Bond Fund. The proposal was approved at a Special Meeting of Shareholders of Principal Funds, Inc. (“PFI”) on February 13, 2009. As a result of the current conditions in the markets for the portfolio securities of the PFI Government & High Quality Bond Fund (the Acquired Fund), management of PFI, after consultation with the Board of Directors, has determined to postpone the closing of the combination of the Acquired Fund into the Mortgage Securities Fund (the Acquiring Fund). Management intends to monitor evolving market conditions and will seek to close the transaction as soon as practicable after the originally scheduled date of February 20, 2009. If the transaction has not closed by April 20, 2009, management will consult further with the Board regarding the appropriate course to be taken.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Fixed-Income Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Securities Lending Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Principal Funds, Inc.	RISK/RETURN SUMMARY	149
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-1.56	2.56	3.84
(after taxes on distributions)(2)	-3.30	1.12	2.66
(after taxes on distributions and sale of shares)(2)	-1.00	1.42	2.82
Barclays Capital Government/Mortgage Index(3)	10.17	5.74	6.14
Morningstar Intermediate Government Category Average	4.76	3.84	4.60

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.40%
Other Expenses(1)	0.12

Total Annual Fund Operating Expenses(2)	0.52%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund’s expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$53	$167	$291	$653

150	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody’s or, if not rated, in PGI’s opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Principal Funds, Inc.	RISK/RETURN SUMMARY	151
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-18.93	-1.36	1.87
(after taxes on distributions)(2)	-21.32	-3.08	-0.03
(after taxes on distributions and sale of shares)(2)	-12.31	-2.01	0.57
Barclays Capital Aggregate Bond Index(3)	5.24	4.65	5.74
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	3.68

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R- 3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.40%
Other Expenses(1)	0.35

Total Annual Fund Operating Expenses(2)	0.75%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.
(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45%. The expense limit may be terminated at anytime.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$77	$240	$417	$930

HIGH YIELD FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a relatively high level of current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Main Strategies and Risks

The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called “junk bonds”), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated BB or lower by S&P or rated Ba or lower by Moody’s or of equivalent quality as determined by Edge. The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

4.14% in securities rated Aaa	5.02% in securities rated Baa	12.75% in securities rated Caa
0.56% in securities rated Aa	18.71% in securities rated Ba	1.82% in securities rated Ca
4.45% in securities rated A	42.78% in securities rated B	0.02% in securities rated C
9.75% in securities not rated

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	•	Equity Securities Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	•	Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	•	Portfolio Duration Risk
• Real Estate Securities Risk	• Securities Lending Risk	•	Small Company Risk
• Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Principal Funds, Inc.	RISK/RETURN SUMMARY	153
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	11.11%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.84%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		1 Year	5 Years	10 Years

Institutional Class (before taxes)		-21.20	2.80	5.83
(after taxes on distributions)(2)		-23.43	-0.10	2.22
(after taxes on distributions and sale of shares)(2)		-13.47	0.99	2.88
Citigroup US High Yield Market Capped Index(3)		-25.30	-0.77	N/A(4)
Morningstar High Yield Bond Category Average		-26.41	-1.84	1.12

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.52%
Other Expenses(1)	0.02

Total Annual Fund Operating Expenses	0.54%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$55	$173	$302	$677

HIGH YIELD FUND I

Sub-Advisor(s):	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) and Lehman Brothers Asset
Management LLC (“LBAM”)

Objective:	The Fund seeks high current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in “junk bonds.”

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, corporate loan participations and assignments, convertible securities, preferred securities, asset-backed securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The “high yield” securities in which the Fund invests are commonly known as “junk bonds.” These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer’s ability to pay interest and to repay principal.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.

The Fund primarily invests its assets in securities rated Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”) or BB+ or lower by Standard & Poor’s Rating Service (“S&P”). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Statement of Additional Information contains descriptions of the securities rating categories.

LBAM believes that successful high-yield investing is driven by a strict discipline that seeks to avoid credit deterioration, select securities in which the spread is attractive on a relative value basis, and rotate across credit tiers and industry sectors.

JP Morgan’s rigorous fundamental investment process, driven by the portfolio managers working with the large investment staff, seeks to generate positive alpha through the selection of undervalued securities and sectors that offer relatively attractive total return and risk characteristics.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

0.00% in securities rated Aaa	5.14% in securities rated Baa	7.39% in securities rated Caa
0.06% in securities rated Aa	40.61% in securities rated Ba	0.80% in securities rated Ca
0.15% in securities rated A	44.94% in securities rated B	0.31% in securities rated C
	0.58% in securities not rated	0.02% in securities rated D

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Fixed-Income Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Securities Lending Risk
• Underlying Fund Risk

Effective July 19, 2007, J.P. Morgan and LBAM became sub-advisors to the Fund.

Principal Funds, Inc.	RISK/RETURN SUMMARY	155
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	Life of Fund

Institutional Class (before taxes)	-19.99	-1.80
(after taxes on distributions)(2)	-22.72	-3.81
(after taxes on distributions and sale of shares)(2)	-13.07	-2.57
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index(3)	-25.88	-3.63
Morningstar High Yield Bond Category Average	-26.41	-4.41

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.65%
Other Expenses(1)	0.01

Total Annual Fund Operating Expenses	0.66%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$67	$211	$368	$822

156	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Main Strategies and Risks

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in convertible securities, preferred securities, and real estate investment trust (“REIT”) securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa	30.72% in securities rated Baa	2.14% in securities rated Caa
6.85% in securities rated Aa	4.58% in securities rated Ba	0.00% in securities rated Ca
11.36% in securities rated A	9.45% in securities rated B	0.04% in securities rated C
2.09% in securities not rated

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Principal Funds, Inc.	RISK/RETURN SUMMARY	157
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	10 Years

Institutional Class (before taxes)	-4.62	2.77	4.98
(after taxes on distributions)(2)	-6.66	0.71	2.52
(after taxes on distributions and sale of shares)(2)	-2.96	1.19	2.76
Citigroup Broad Investment-Grade Bond Index(3)	7.02	5.11	5.86
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	4.01

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.50%
Other Expenses(1)	0.01

Total Annual Fund Operating Expenses	0.51%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$52	$164	$285	$640

158	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

INFLATION PROTECTION FUND

Sub-Advisor(s):	BlackRock Financial Management, Inc. ("BlackRock")
Objective:	The Fund seeks to provide current income and real (after inflation) total returns.
Investor Profile:	The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks

The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest up to 15% of it assets in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest up to 25% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return. The fund measures its performance against the benchmark. Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in BlackRock's opinion, the risk of continuing to hold the security is unacceptable when compared to its real return potential. BlackRock may, when consistent with the fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Securities Lending Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Principal Funds, Inc.	RISK/RETURN SUMMARY	159
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Black Rock has been the Fund’s Sub-Advisor since December 31, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	Life of Fund

Institutional Class (before taxes)	-17.98	-2.66
(after taxes on distributions)(2)	-19.85	-4.58
(after taxes on distributions and sale of shares)(2)	-11.44	-3.16
Barclays Capital US Treasury TIPS Index(3)	-2.35	3.00
Morningstar Inflation-Protected Bond Category Average	-4.08	1.76

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.40%
Other Expenses(1)	0.02

Total Annual Fund Operating Expenses	0.42%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$43	$135	$235	$530

160	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

MORTGAGE SECURITIES FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Fixed-Income Securities Risk	• Management Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• Sector Risk	• Securities Lending Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
• Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Principal Funds, Inc.	RISK/RETURN SUMMARY	161
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	10 Years

Institutional Class (before taxes)	4.04	4.25	5.04
(after taxes on distributions)(2)	2.24	2.50	3.00
(after taxes on distributions and sale of shares)(2)	2.61	2.60	3.05
Citigroup Mortgage Index(3)	8.49	5.61	6.10
Morningstar Intermediate Government Category Average	4.76	3.84	4.66

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.50%
Other Expenses(1)	0.01

Total Annual Fund Operating Expenses	0.51%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$52	$164	$285	$640

162	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

PREFERRED SECURITIES FUND

Sub-Advisor(s):	Spectrum Asset Management, Inc. (“Spectrum”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Equity Securities Risk
• Eurodollar and Yankee Obligations	• Fixed-Income Securities Risk	• Foreign Securities Risk
Risk	• Management Risk	• Non-Diversification Risk
• Portfolio Duration Risk	• Real Estate Securities Risk	• Sector Risk
• Securities Lending Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Spectrum has been the Fund’s Sub-Advisor since May 1, 2002.

Principal Funds, Inc.	RISK/RETURN SUMMARY	163
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	1 Year	5 Years	Life of Fund

Institutional Class (before taxes)	-22.30	-4.11	-0.89
(after taxes on distributions)(2)	-24.01	-5.86	-2.51
(after taxes on distributions and sale of shares)(2)	-14.01	-4.15	-1.44
Merrill Lynch Fixed Rate Preferred Securities Index(3)(4)	-2.79	-0.65	-1.78
Barclays Capital U.S. Tier I Capital Securities Index(3)	-33.79	-5.75	-1.05
Preferreds Blended Index(3)(5)	-27.52	-5.24	-1.34
Merrill Lynch Hybrid Preferred Securities Index(3)	-2.79	-0.65	-1.77
Morningstar Intermediate-Term Bond Category Average	-4.70	1.81	3.07

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.
(5)	The weightings for this blended index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2008	Class

Management Fees	0.73%
Other Expenses (1)	0.01

Total Annual Fund Operating Expenses	0.74%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3	5	10

Institutional Class	$76	$237	$411	$918

164	RISK/RETURN SUMMARY	Principal Funds, Inc.
1-800-222-5852

THE COSTS OF INVESTING

Fees and Expenses of the Funds

Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

  Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
  Transfer Agent Fee – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund.
  These serves are currently provided at cost.
  Other Expenses – A portion of expenses that are allocated to all classes of the Fund.

The Distributor may, from time-to-time, at its expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price investors pay for the purchase of the Funds’ shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers’ support of, and participation in, the Distributor’s marketing programs and the extent of a dealer’s marketing programs relating to the Funds. Financial support to dealers may be made from payments from the Distributor’s resources and from its retention of underwriting concessions.

INTERMEDIARY COMPENSATION

Principal or its affiliates, on behalf of Principal Funds, may enter into agreements with intermediaries pursuant to which the intermediaries will receive payments for providing administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services relating to fund shares. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. The Fund will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. Although such payments made by the Fund in any given year may vary, such payments by the Fund will generally not exceed .10% of the average net asset value of fund shares held by clients of such intermediary.

In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders.

Such payments to intermediaries may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another.

Principal Funds, Inc.	THE COSTS OF INVESTING	165
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Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from Principal or its affiliates.

As of January 1, 2009, the Distributor anticipates that intermediaries that will receive additional payments as described above include, but are not limited to, the following:

ADP Broker-Dealer	MSCS Financial Services
AST Capital Trust of Delaware	Nationwide Financial
Charles Schwab	Newport Retirement Services
Daily Access	NY Life Distributors
Expert Plan	Prudential Insurance Company of America
Fidelity	Reliance Trust Company
GWFS Equities	Standard Retirement Services
ICMA Retirement	TD Ameritrade Clearing
J.P. Morgan Retirement Plan Services	TRowe Price
Lincoln Retirement Services	Wachovia Bank
Mercer HR Services	Wells Fargo Bank
Merrill Lynch	Wilmington Trust Company
Mid Atlantic Capital

To obtain a current list of such firms, call 1-800-222-5852.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by Principal and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the underlying funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

166	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	Principal Funds, Inc.
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Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, some Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Funds may lend their portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Principal Funds, Inc.	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	167
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Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, Global Diversified Income, High Yield, High Yield I, Income, Inflation Protection, MidCap Stock, Short-Term Bond, Short-Term Income, Ultra Short Bond, and West Coast Equity Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

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High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

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Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

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Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, International Growth, International I, and International Value I Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
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  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Core Plus Bond I, Disciplined LargeCap Blend, Global Diversified Income, High Quality Intermediate-Term Bond, High Yield, High Yield I, Income, Inflation Protection, International I, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value II, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

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Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) which may have an adverse impact on the Fund’s performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section already includes portfolio turnover costs.

Geographic Concentration

Potential investors in the West Coast Equity Fund should consider the possibility of greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting California municipal obligations. See the SAI for a more detailed description of these risks.

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MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal will provide these investment advisory services through a portfolio manager who will function as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager will have access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager will also have access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers appointed by PGI for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

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Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value II, SmallCap Growth II, SmallCap Value I, and SmallCap Value III.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal, except for the Global Diversified Income Fund. Dirk Laschanzky, portfolio manager for Principal Global Investors, LLC, allocates assets to the Sub-Advisors of the Global Diversified Income Fund. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), Principal determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. Mr. Laschanzky makes this determination for the Global Diversified Income Fund. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Information regarding the Sub-Advisors and individual portfolio managers is set forth below. We identified the year the portfolio manager assumed responsibility for day-to-day fund management of the oldest share class of the Fund and in some cases, the predecessor fund. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

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Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the
Americas, New York, NY 10105.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the LargeCap Value Fund III’s portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund’s portfolio are Marilyn Fedak and John Mahedy.

	Day-to-day
Fund	Fund Management	Since

LargeCap Value III	Marilyn G. Fedak	2000
	John Mahedy	2006
	Chris Marx	2006
	John D. Phillips, Jr.	2002
SmallCap Growth I	Bruce K. Aronow	2003
	N. Kumar Kirpalani	2003
	Samantha S. Lau	2003
	Wen-Tse Tseng	2008

Bruce K. Aronow, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He has earned the right to use the Chartered Financial Analyst designation.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He has earned the right to use the Chartered Financial Analyst designation.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). Ms. Lau has a BS in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

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John Mahedy, CPA. Mr. Mahedy was named Co-CIO–US Value equities in 2003. He continues to serve as director of research–US Value Equities, a position he has held since 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University, Location: New York.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to-day portfolio management is shared by two portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

LargeCap Growth II	Prescott LeGard	2000
	Gregory Woodhams	2000
LargeCap Value II	Brendan Healy	2004
	Charles A. Ritter	2004

Brendan Healy, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. He has a Bachelor’s degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.

Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Charles A. Ritter, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. He has a Bachelor’s degree in Mathematics and a Master’s degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams joined American Century in 1997. Mr. Woodhams holds a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor: AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provides investment advisory services to a number of institutional investors. AXA Rosenberg’s address is 4 Orinda Way, Building E,
Orinda, CA 94563.

	Day-to-day
Fund	Fund Management	Since

International Value I	William Ricks	2008

Dr. William Ricks. Dr. Ricks has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg’s investment strategies and the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction. He earned a BS from the University of New Orleans and a Ph.D. from the University of California, Berkeley.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in
1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset
Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is
2200 Ross Avenue, 31st Floor, Dallas, Texas 75201

The day-to-day portfolio management is shared by two portfolio managers. The Portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

MidCap Value III	James P. Barrow	2005
	Mark Giambrone	2005

James P. Barrow. During Mr. Barrow’s investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. He earned a BS from the University of South Carolina.

Mark Giambrone, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000.

Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He earned a BS in Accounting from Indiana University and an MBA from the University of Chicago.

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Sub-Advisor: BlackRock Financial Management, Inc. ("BlackRock") is located at 40 East 52nd Street, New York, New
York 10022. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

The fund management team is led by a team of investment professionals at BlackRock, including the following individuals who have day-to-day responsibility: Stuart Spodek, Managing Director of BlackRock and Brian Weinstein, Managing Director of BlackRock. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to the other.

	Day-to-day
Fund	Fund Management	Since

Inflation Protection	Stuart Spodek	2008
	Brian Weinstein	2008

Stuart Spodek. Mr. Spodek is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995. Mr. Spodek earned a BS degree in engineering from Princeton University in 1993.

Brian Weinstein. Mr. Weinstein is a member of the Investment Strategy Group. His primary responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. Mr. Weinstein moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock in the Portfolio Analytics Group in 2000. Mr. Weinstein earned a BA degree in history from the University of Pennsylvania in 2000.

Sub-Advisor: Causeway Capital Management LLC (“Causeway”) provides investment advisory services to numerous institutional clients and funds. Causeway’s address is 11111 Santa Monica Boulevard, Suite 1500, Los
Angeles, CA 90025.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

International Value I	James A. Doyle	2008
	Kevin Durkin	2008
	Jonathan P. Eng	2008
	Harry W. Hartford	2008
	Sarah H. Ketterer	2008

James A. Doyle. Mr. Doyle is a director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He has served as a portfolio manager for Causeway since June 2001. Mr. Doyle earned a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	179
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Kevin Durkin. Mr. Durkin is a vice president of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin has been a portfolio manager at Causeway since January 2006 and was a research associate from June 2001 to January 2006. Mr. Durkin earned a BS from Boston College and an MBA from the University of Chicago.

Jonathan P. Eng. Mr. Eng is a director of Causeway and is responsible for research in the consumer discretionary and industrials sectors. Mr. Eng has been a portfolio manager at Causeway since February 2002. Mr. Eng earned a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford. Mr. Hartford is the president of Causeway and is responsible for research in the global financials and materials sectors. He has served as a portfolio manager for Causeway since co-founding the firm in June 2001. Mr. Hartford earned a BA in Economics from the University of Dublin, Trinity College and an MS in Economics from Oklahoma State University.

Sarah H. Ketterer. Ms. Ketterer is the chief executive officer of Causeway and is responsible for research in the global financials and industrials sectors. She has served as a portfolio manager for Causeway since co-founding the firm in June 2001. Ms. Ketterer earned a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group.
CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

	Day-to-day
Fund	Fund Management	Since

LargeCap Growth	Anthony Rizza	2005
MidCap Growth	Clifford G. Fox	2005
	Michael Iacono	2008
SmallCap Growth III	Clifford G. Fox	2006

Clifford G. Fox, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Michael Iacono, CFA. Managing Director/Co-Portfolio Manager. Mr. Iacono joined Columbus Circle Investors in February, 1997 and rejoined in March, 2000 after a 10 month absence at Bedford Oak Advisors. Mr. Iacono earned a BS from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation. He is a member of the New York Society of Security Analysts.

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He earned a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

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Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica,
CA 90401, is a registered investment advisor.

Dimensional uses a team approach in managing the SmallCap Value Fund II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark and Robert T. Deere are primarily responsible for coordinating the day-to-day management of the Fund.

	Day-to-day
Fund	Fund Management	Since

SmallCap Value II	Stephen A. Clark	2008
	Robert T. Deere	2004

Stephen A. Clark. Mr. Clark is a Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. He joined Dimensional in 2001 and has been responsible for the portfolio management group since January 2006. He earned an MBA from the University of Chicago and a BS from Bradley University.

Robert T. Deere. Mr. Deere is an Investment Director and a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere earned an MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944. Its address is
601 Union Street, Suite 2200, Seattle, WA 98101-1377.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

Equity Income	David W. Simpson	2008
	Joseph T. Suty	2005
High Yield	Gary J. Pokrzywinski	1998
Income	John R. Friedl	2005
MidCap Stock	Daniel R. Coleman	2001
Mortgage Securities Fund	Craig V. Sosey	1998

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	181
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	Day-to-day
Fund	Fund Management	Since

SAM Balanced Portfolio	Michael D. Meighan	2003
	Randall L. Yoakum	2000
SAM Conservative Balanced	Michael D. Meighan	2003
Portfolio	Randall L. Yoakum	2000
SAM Conservative Growth	Michael D. Meighan	2003
Portfolio	Randall L. Yoakum	2000
SAM Flexible Income Portfolio	Michael D. Meighan	2003
	Randall L. Yoakum	2000
SAM Strategic Growth Portfolio	Michael D. Meighan	2003
	Randall L. Yoakum	2000
Short-Term Income	Craig V. Sosey	2000
West Coast Equity	Philip M. Foreman	2002

Daniel R. Coleman. Mr. Coleman, Managing Director, Chief Investment Officer, manages all investment operations at Edge. Mr. Coleman joined Edge in October 2001. Mr. Coleman earned a Bachelor’s degree in Finance from the University of Wisconsin and an MBA from New York University.

Philip M. Foreman, CFA. Mr. Foreman, Portfolio Manager, has been employed by Edge since January of 2002. Mr. Foreman earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. He has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been employed as an investment professional at Edge since August 1998. Mr. Friedl earned a BA in Communications and History from the University of Washington and a Master's degree in Finance from Seattle University. He has earned the right to use the Chartered Financial Analyst designation.

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation, joined Edge in 1999. Mr. Meighan earned a Bachelor’s degree from Santa Clara University and an MBA from Gonzaga University. He has earned the right to use the Chartered Financial Analyst designation.

Gary Pokrzywinski, CFA. Mr. Pokrzywinski, Managing Director, Head of Fixed Income, leads a team of investment professionals that is responsible for the management of the Fixed-Income Funds for which Edge serves as sub-advisor. Mr. Pokrzywinski has been employed at Edge since 1992. He earned a Bachelor's degree in Finance and Management Information Systems from the University of Wisconsin. Mr. Pokrzywinski has earned the right to use the Chartered Financial Analyst designation and is a member of the Seattle Investment Society and the Association for Investment Management and Research.

David W. Simpson, CFA. Mr. Simpson, portfolio manager, joined Edge in 2003. Mr. Simpson earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Craig V. Sosey. Mr. Sosey, Portfolio Manager, has been employed by Edge since May 1998. Mr. Sosey earned a bachelor's degree in Business Administration, Finance from the University of the Pacific and an MBA from the University of California, Berkeley.

Joseph T. Suty, CFA. Mr. Suty, Portfolio Manager, joined Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm. He earned a Bachelor's degree in Finance from the University of Detroit and an MBA in Finance from Stanford University. He has earned the right to use the Chartered Financial Analyst designation.

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Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation, joined Edge in 1999. He earned a Bachelor's degree from Pacific Lutheran University and an MBA from Arizona State University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears, and Mr. Garner work as a team developing strategy.

	Day-to-day
Fund	Fund Management	Since

SmallCap Growth II	Joseph W. Garner	2006
	Kenneth G. Mertz II	2004
	Stacey L. Sears	2004

Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Mr. Garner earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. He earned a BA in Economics from Millersville University.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

	Day-to-day
Fund	Fund Management	Since

SmallCap Growth II	Nancy B. Prial	2006

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm in 2004, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	183
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Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

LargeCap Blend I	Andrew Alford	2008
	Mark Carhart	2008
	Robert C. Jones	2002
MidCap Value I	Dolores Bamford	2009
	Andrew Braun	2003
	Scott Carroll	2009
	Sean Gallagher	2003
	Eileen Rominger	2003

Andrew Alford, Ph.D. Dr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Dr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the funds managed by the GSAM Quantitative Investment Strategies Team. Dr. Alford earned a Ph.D. from the University of Chicago.

Dolores Bamford, CFA. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. Ms. Bamford joined as a portfolio manager for the Value team in April 2002. She earned her masters degree in science from MIT Sloan School of Management. She has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun. Mr. Braun is a Co-Chief Investment Officer, Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001. Mr. Braun earned his MBA from New York University Stern School of Business.

Mark Carhart, Ph.D., CFA. Dr. Carhart is a Co-Chief Investment Officer and a Managing Director at GSAM.

Dr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the funds managed by the GSAM Quantitative Investment Strategies Team. He earned a BA from Yale University and Ph.D. from the University of Chicago Graduate School of Business. Dr. Carhart has earned the right to use the Chartered Financial Analyst designation.

Scott Carroll, CFA. Mr. Carroll is a Managing Director and Portfolio Manager at GSAM. Mr. Carroll joined as a portfolio manager for the Value team in May 2002. He earned his MBA from the University of Chicago Graduate School of Business. He has earned the right to use the Chartered Financial Analyst designation.

Sean Gallagher. Mr. Gallagher is a Co-Chief Investment Officer, Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. Mr. Gallagher earned his MBA from New York University Stern School of Business.

Robert C. Jones, CFA. Mr. Jones is a Co-Chief Investment Officer and a Managing Director of GSAM. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Eileen Rominger. Ms. Rominger is a Managing Director, Co-Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. She earned her MBA from the University of Pennsylvania

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Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an
indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company.
J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

High Yield I	James E. Gibson	2007
	William J. Morgan	2007
	James P. Shannahan, Jr.	2007
SmallCap Value I	Christopher T. Blum	2002
	Dennis S. Ruhl	2005

Christopher T. Blum, CFA. Managing Director, is the CIO of the U.S. Behavioral Finance Group responsible for the Intrepid and Behavioral Small Cap strategies. He rejoined the firm in 2001, as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Mr. Blum has earned the right to use the Chartered Financial Analyst designation.

James E. Gibson. Mr. Gibson is Vice President, Head Trader and co-Portfolio Manager for all high yield mandates at J.P. Morgan. He become an employee of JP Morgan Investment Management in March 2005 and prior to that time held the multiple high yield management roles at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Gibson is a member of the High Yield Management Review Committee, which oversees all investment functions, includes the determination an execution of investment strategy to each high yield client account. Mr. Gibson earned a BS in Finance from the University of Cincinnati College of Business Administration.

William J. Morgan. Mr. Morgan, Managing Director, is the Senior Portfolio Manager and team leader for the High Yield Team. He has been actively involved in the management of high yield portfolios as a portfolio manager and as a member of the High Yield Team’s Management Review Committee since 1984. The High Yield Management Review Committee, which overseas all investment functions, includes the determination and execution and investment strategy for each high yield client account. He became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Morgan holds a B.A. in History from Kenyon College and a Masters in Business Administration from Xavier University.

Dennis S. Ruhl, CFA. Mr. Ruhl, Vice President, joined the company in 1999. He is the head of the U.S. Behavioral Finance Small Cap Equity Group. A member of the team since 2001, Mr. Ruhl also acts as a portfolio manager and leads the group’s quantitative research effort. He previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor’s degrees in Mathematics and Computer Science and a Master’s degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

James P. Shanahan, Jr. Mr. Shanahan is Managing Director and Portfolio Manager for distressed and special situations and CBO portfolios and focuses on higher risk credits, including distressed and special situations investment, in high yield mandates. He became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Shanahan earned a BA from Xavier University and a JD from the University of Cincinnati College of law.

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Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

MidCap Growth II	Bruce Jacobs	2008
	Ken Levy	2008
MidCap Value II	Bruce Jacobs	2006
	Ken Levy	2006

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. He co-founded Jacobs Levy in 1986. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. He co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Lehman Brothers Asset Management LLC (“LBAM”), 190 South LaSalle Street, Chicago, IL 60603, is a
wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. LBAM offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

High Yield I	Ann H. Benjamin	2007
	Thomas P. O’Reilly	2007

Ann H. Benjamin. Ms. Benjamin is a Managing Director and joined the Firm in 1997. Ms. Benjamin is the Chief Investment Officer and lead portfolio manager for high yield portfolios and blended credit strategies. She directs all aspects of the high yield business including research, trading and portfolio management. Ms. Benjamin serves on the Advisory Committee to the Firm’s Board of Directors, the Steering Committee, and is a member of the investment team setting overall portfolio strategy. She earned a BA degree in Economics from Chatham College and a Master’s degree in Finance from Carnegie Mellon University.

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Thomas P. O’Reilly. Mr. O’Reilly is a Managing Director and joined the Firm in 1997. Mr. O’Reilly serves as a portfolio manager for high yield and blended credit portfolios. He is a member of the investment team setting overall portfolio strategy. He earned a BS in Finance from Indiana University and an MBA from Loyola University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

MidCap Value I	David R. Borger	2005
	Christine M. Kugler	2005
	Stuart K. Matsuda	2005
	Hal W. Reynolds	2005
	Thomas D. Stevens	2005
SmallCap Value III	David R. Borger	2004
	Christine M. Kugler	2004
	Stuart K. Matsuda	2004
	Hal W. Reynolds	2004
	Thomas D. Stevens	2004

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002.

Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	187
www.principal.com

Sub-Advisor: MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West
57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

MidCap Growth II	Robert J. Centrella	2008
	Edmund C. Spelman	2008

Robert J. Centrella, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He earned a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

Edmund C. Spelman. Mr. Spelman, Senior Managing Director and Head of the Growth Equity Division, has worked for MacKay Shields since 1991. He leads the Partners MidCap Growth Fund II investment team. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

MidCap Growth III	Adam T. Logan	2008
	John O’Toole	2008
SmallCap Value I	Ronald P. Gala	2005
	Peter D. Goslin	2005

Ronald P. Gala, CFA. Mr. Gala, Director and Senior Portfolio Manager with Mellon Capital, joined the firm in 1993. Mr. Gala earned a BS in Business Administration from Duquesne University and an MBA in Finance from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin, CFA. Mr. Goslin, Vice President and Senior Portfolio Manager with Mellon Capital, joined the firm in 1999. Mr. Goslin earned a BS in Finance from St. Vincent College and an MBA in Finance at the University of Notre Dame Graduate School of Business. He has earned the right to use the Chartered Financial Analyst designation. Adam T. Logan, CFA. Mr. Logan, Vice President and Senior Portfolio Manager with Mellon Capital, joined the company in 1998. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

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John O’Toole, CFA. Mr. O’Toole, DIrector and Senior Portfolio Manager with Mellon Capital, joined the company in 1990. Mr. O’Toole earned a BA in Economics from the University of Pennsylvania and an MBA in Finance from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

	Day-to-day
Fund	Fund Management	Since

Core Plus Bond Fund I	William H. Gross	2008

William H. Gross. Mr. Gross is the Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for over thirty years. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including
Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

Bond & Mortgage Securities	William C. Armstrong	2000
	Timothy R. Warrick	2004
Disciplined LargeCap Blend	Jeffrey A. Schwarte	2002
Diversified International	Paul H. Blankenhagen	2003
	Juliet Cohn	2004
	Chris Ibach	2005
Global Diversified Income	David Buckle	2009
	Mark Denkinger	2008
	Christopher Ibach	2008
	Dirk Laschanzky	2008
	Mustafa Sagun	2008
	Darrin Smith	2008
Government & High Quality Bond	Bryan C. Davis	2008
	Brad Fredericks	2005
High Quality Intermediate-Term	William C. Armstrong	2002
Bond	Timothy R. Warrick	2002

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www.principal.com

		Day-to-day
	Fund	Fund Management	Since

	International Emerging Markets	Michael Ade	2007
		Mihail Dobrinov	2007
		Michael L. Reynal	2001
	International Growth	Steve Larson	2004
		John Pihlblad	2005
	LargeCap S&P 500 Index	Dirk Laschanzky	2003
		Scott W. Smith	2007
	LargeCap Value	Arild Holm	2007
		John Pihlblad	2000
	MidCap Blend	K. William Nolin	2000
	MidCap S&P 400 Index	Dirk Laschanzky	2003
		Scott W. Smith	2007
	MidCap Value III	Stephen Musser	2007
		Jeffrey A. Schwarte	2005
	Money Market	Tracy Reeg	2004
		Alice Robertson	2000
	Principal LifeTime 2010	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2001
	Principal LifeTime 2015	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2008
	Principal LifeTime 2020	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2001
	Principal LifeTime 2025	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2008
	Principal LifeTime 2030	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2001
	Principal LifeTime 2035	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2008
	Principal LifeTime 2040	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2001
	Principal LifeTime 2045	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2008
	Principal LifeTime 2050	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2001
	Principal LifeTime 2055	David M. Blake	2008
		Tim Dunbar	2008
		Dirk Laschanzky	2008

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	Day-to-day
Fund	Fund Management	Since

Principal LifeTime Strategic Income	David M. Blake	2008
	Tim Dunbar	2008
	Dirk Laschanzky	2001
Short-Term Bond	Craig Dawson	2005
	Doug Earney	2008
SmallCap Blend	Thomas Morabito	2006
	Phil Nordhus	2006
SmallCap Growth	Mariateresa Monaco	2005
SmallCap S&P 600 Index	Dirk Laschanzky	2003
	Scott W. Smith	2007
SmallCap Value	Thomas Morabito	2000
Ultra Short Bond	Craig Dawson	2005
	Doug Earney	2008

Michael Ade, CFA. Mr. Ade is a portfolio manager at an affiliate advisor in Singapore. He serves as a co-manager for diversified emerging markets and Asian equity strategies. Based in Singapore, his analytical responsibilities are focused on the Asian consumers sector. Mr. Ade joined the firm in 2001. He earned a bachelor's degree in finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

David M. Blake, CFA. Mr. Blake, executive director and chief investment officer of fixed income for PGI, joined PGI in 2000. Mr. Blake earned a Bachelor’s degree and an MBA from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined PGI in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Bachelor’s degree in Finance from Iowa State University and a Master’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

David Buckle, Ph.D. Dr. Buckle is a managing director - fixed income at an affiliate advisor in London. Based in London, he is the global head of fixed income and also the European head of fixed income, with responsibility for overseeing non-U.S. fixed income portfolio management staff in Sydney and Singapore. Dr. Buckle joined the firm in 2007. Prior to joining the firm, he was a director at Merrill Lynch Investment Management/BlackRock. He earned a certificate in mathematical statistics from Cambridge University, a bachelor’s degree in mathematics from Liverpool University, and a Ph.D. in mathematical statistics from Imperial College, London University.

Juliet Cohn, MSI. Ms. Cohn is a managing director - portfolio manager at an affiliate advisor in London. She is responsible for managing the firm's Dublin-domiciled European equity fund and co-managing core international equity portfolios, where she has a primary focus on Europe. Ms. Cohn is also active in company research with an emphasis on the health care sector. She joined the firm in 2003. Ms. Cohn earned a bachelor's degree in mathematics from Trinity College, Cambridge, England. She is a Member of the Securities Institute.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	191
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Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global investors. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives.

Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He can became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned a Bachelor’s degree in Finance and an MBA from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mark Denkinger, CFA. Mr. Denkinger is a portfolio manager at PGI. He is the senior portfolio manager for high yield credit and leveraged loans strategies at PGI. In addition, Mr. Denkinger was the Managing Director overseeing global investment grade and high yield credit trading between 2004 and 2008. He earned his Bachelor's degree in Finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar. Mr. Dunbar is executive director and head of equities for PGI. In this capacity, he oversees the business management and strategic direction of the firm's equity group on a global basis. He joined Principal Financial Group in 1986 and has held a wide range of investment management roles and has been a member of the PGI senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar earned a Bachelor's degree from Iowa State University.

Doug Earney, CFA. Mr. Earney, portfolio manager, joined PGI in 2000. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney's prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He earned a Bachelor's degree in Mechanical Engineering from Iowa State University and an MBA in Finance and Accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor’s degree in Finance from Iowa State University.

Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA. Mr. Holm, portfolio manager, joined PGI in 2002. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Mr. Holm earned a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Christopher Ibach, CFA. Mr. Ibach, associate portfolio manager and equity research analyst, joined PGI in 2002. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Mr. Ibach earned a Bachelor’s degree in Electrical Engineering and an MBA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

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Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky, portfolio manager, joined PGI in 1997. He is responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Mr. Laschanzky earned a BA and an MBA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master’s degree in Electrical Engineering from Northeastern University. She also earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy.

Thomas Morabito, CFA. Mr. Morabito joined PGI in 2000 and leads the small-cap portfolio management team for PGI. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. He has earned the right to use the Chartered Financial Analyst designation.

Stephen B. Musser, CFA. Mr. Musser, portfolio manager, joined PGI in 2001. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. He earned a Bachelor’s degree in Economics and an MBA in Finance from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin, portfolio manager, joined PGI in 1994. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He earned a Bachelor’s degree in Finance from the University of Iowa and an MBA from the Yale School of Management. He has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned a Bachelor’s degree in Economics from Kansas State University and an MBA from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg, portfolio manager, joined PGI in 1993. She is involved in the portfolio management of money market portfolios. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal, portfolio manager, joined PGI in 2001. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Mr. Reynal earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of Cambridge.

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Ms. Robertson earned a Bachelor’s degree in Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

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Mustafa Sagun, Ph.D., CFA. Dr. Sagun is chief investment officer for the equities group of PGI. He is responsible for overseeing portfolio management and research for all international, domestic and global equities strategies. Dr. Sagun also oversees asset allocation and serves as lead manager for global equity portfolios. Dr. Sagun earned a Bachelor's degree in Electronics and Engineering from Bogazici University of Turkey. He earned an MA in International Economics from the University of South Florida and a Ph.D. in Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Iowa.

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

Darrin Smith, CFA. Mr. Smith is a portfolio manager at PGI. He is a member of the high yield portfolio management team, with responsibility for high yield securities and leveraged loans. Mr. Smith joined the firm in 2007 and has 10 years experience as a high yield portfolio manager. He earned a Bachelor's degree in Economics from Iowa State University and an MBA from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Iowa. He is a Fellow of the Life Management Institute (FLMI) and a member of the Life Officers' Management Association (LOMA).

Scott W. Smith. Mr. Smith, research analyst and portfolio manager, joined PGI in 1999. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within PGI. He earned a Bachelor’s degree in Finance from Iowa State University.

Lisa A. Stange, CFA. Ms. Stange, portfolio manager and strategist, joined PGI in 1989. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Ms. Stange earned a Bachelor’s degree and an MBA from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick joined PGI in 1990 and is a portfolio manager with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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	Day-to-day
Fund	Fund Management	Since

Global Diversified Income	Simon Hedger	2008
	Chris Lepherd	2008
	Kelly D. Rush	2008
Global Real Estate Securities	Simon Hedger	2007
	Chris Lepherd	2007
	Kelly D. Rush	2007
Real Estate Securities	Kelly D. Rush	2000

Simon Hedger. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal-REI, the dedicated real estate group of PGI. Mr. Hedger also serves as director, portfolio management for an affiliate advisor in London. He is head of a real estate investment team based in London and oversees the firm’s European real estate capability in real estate investment trusts (REITs) and listed property securities. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd. Mr. Lepherd serves as a Portfolio Manager for Principal-REI. He also serves as director, portfolio management at for an affiliate advisor in Australia and is a senior member of the firm’s property securities team. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the real estate investment trust (REIT) activity for Principal - REI, the dedicated real estate group of PGI. He has been with the real estate investment area of the firm since 1987. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”) is a Sub-Advisor. Pyramis’s address is 900 Salem Street,
Smithfield, RI 02917.

	Day-to-day
Fund	Fund Management	Since

International I	Cesar Hernandez	2003

Cesar E. Hernandez, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline’s inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of
PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is
4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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www.principal.com

	Day-to-day
Fund	Fund Management	Since

Global Diversified Income	L. Phillip Jacoby	2008
	Bernard M. Sussman	2008
Preferred Securities	L. Phillip Jacoby	2002
	Bernard M. Sussman	2002

L. Phillip Jacoby. Mr. Jacoby, Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee, joined Spectrum in 1995. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman, Chief Investment Officer of Spectrum and Chair of its Investment Committee, joined Spectrum in 1995. He earned both a Bachelor’s degree in Industrial Relations and an MBA in Finance from Cornell University.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend Fund II.

	Day-to-day
Fund	Fund Management	Since

LargeCap Blend II	Anna M. Dopkin	2007
	Ann M. Holcomb	2009
LargeCap Growth I	Robert W. Sharps	2004

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund.

Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of U.S. Equity Research North America, and a member of the firm’s Equity Steering Committee. She joined T. Rowe Price in 1996. Ms. Dopkin earned a BS from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb, CFA. Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ms. Holcomb is a vice president and Investment Advisory Committee member of the Capital Opportunity Fund. She joined the firm in 1996. Ms. Holcomb earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. She has also earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the U.S. Equity Division and a member of the Equity Steering Committee. Mr. Sharps joined the firm in 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

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Sub-Advisor: Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive,
Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

MidCap Growth III	Tara R. Hedlund	2006
	Christopher K. McHugh	2000
	Jason D. Schrotberger	2006

Tara R. Hedlund, CFA, CPA. Ms. Hedlund, Security Analyst/Portfolio Manager, Principal, joined Turner in 2000. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh. Mr. McHugh, Vice President/Senior Portfolio Manager/Security Analyst, joined Turner in 1990. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger, CFA. Mr. Schrotberger, Security Analyst/Portfolio Manager, Principal, joined Turner in 2001. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at
One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS
AG.

Thomas Cole, Thomas Digenan, Scott Hazen, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Digenan, Mr. Hazen, and Mr. Leonard work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

The day-to-day portfolio management for the SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

LargeCap Value I	Thomas M. Cole	2004
	Thomas J. Digenan	2004
	Scott C. Hazen	2006
	John C. Leonard	2004
SmallCap Growth II	Paul A. Graham, Jr.	2002
	David N. Wabnik	2002

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Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985. He earned his MBA from the University of Wisconsin. Mr. Cole has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001, and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. He earned his MST from DePaul University. Mr. Digenan has earned the right to use the Chartered Financial Analyst designation.

Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. He earned a BA from Dartmouth College. Mr. Graham has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Scott C. Hazen, CFA. Mr. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004, and is an Executive Director of UBS Global Asset Management. He earned his MBA from University of Chicago. Mr. Hazen has earned the right to use the Chartered Financial Analyst designation.

John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. He has been an investment professional with UBS Global Asset Management since 1991. He earned his MBA from University of Chicago. Mr. Leonard has earned the right to use the Chartered Financial Analyst designation.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. Mr. Wabnik earned a BS from Binghamton University and an MBA from Columbia Business School.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street,
Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global
Asset Management, L.P.

The day-to day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

	Day-to-day
Fund	Fund Management	Since

SmallCap Value II	Chris D. Wallis	2005
	Scott J. Weber	2005

Chris D. Wallis, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He earned a BBA from Baylor University and an MBA from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Mr. Weber earned a BS from the University of the South and an MBA from Tulane University. Mr. Weber has earned the right to use the Chartered Financial Analyst designation.

198	MANAGEMENT OF THE FUNDS	Principal Funds, Inc.
1-800-222-5852

Sub-Advisor: Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
75201.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

	Day-to-day
Fund	Fund Management	Since

LargeCap Value III	Susan M. Byrne	2008
	Mark R. Freeman	2008
	Scott D. Lawson	2008
	Jay K. Singhania	2008
	Kellie R. Stark	2008

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Fund. Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	199
www.principal.com

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund’s assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

Bond & Mortgage Securities Fund	0.51%	MidCap Value Fund III	0.65%
Core Plus Bond Fund I	0.60%(1)	Money Market Fund	0.38%
Disciplined LargeCap Blend Fund	0.57%	Mortgage Securities Fund	0.50%
Diversified International Fund	0.87%	Preferred Securities Fund	0.73%
Equity Income Fund	0.51%	Principal LifeTime 2010 Fund	0.1225%(4)
Global Diversified Income Fund	N/A (2)	Principal LifeTime 2015 Fund	0.1225%(4)
Global Real Estate Securities Fund	0.90%	Principal LifeTime 2020 Fund	0.1225%(4)
Government & High Quality Bond Fund	0.40%	Principal LifeTime 2025 Fund	0.1225%(4)
High Quality Intermediate-Term Bond Fund	0.40%	Principal LifeTime 2030 Fund	0.1225%(4)
High Yield Fund	0.52%	Principal LifeTime 2035 Fund	0.1225%(4)
High Yield Fund I	0.65%	Principal LifeTime 2040 Fund	0.1225%(4)
Income Fund	0.50%	Principal LifeTime 2045 Fund	0.1225%(4)
Inflation Protection Fund	0.40%	Principal LifeTime 2050 Fund	0.1225%(4)
International Emerging Markets Fund	1.19%	Principal LifeTime 2055 Fund	0.1225%(4)
International Fund I	1.08%	Principal LifeTime Strategic Income Fund	0.1225%(4)
International Growth Fund	0.97%	Real Estate Securities Fund	0.83%
International Value Fund I	1.10%(3)	SAM Balanced Portfolio	0.32%
LargeCap Blend Fund I	0.44%	SAM Conservative Balanced Portfolio	0.32%
LargeCap Blend Fund II	0.74%	SAM Conservative Growth Portfolio	0.32%
LargeCap Growth Fund	0.62%	SAM Flexible Income Portfolio	0.32%
LargeCap Growth Fund I	0.73%	SAM Strategic Growth Portfolio	0.32%
LargeCap Growth Fund II	0.93%	Short-Term Bond Fund	0.40%
LargeCap S&P 500 Index Fund	0.15%	Short-Term Income Fund	0.47%
LargeCap Value Fund	0.44%	SmallCap Blend Fund	0.75%
LargeCap Value Fund I	0.79%	SmallCap Growth Fund	0.75%
LargeCap Value Fund II	0.85%	SmallCap Growth Fund I	1.10%
LargeCap Value Fund III	0.77%	SmallCap Growth Fund II	1.00%
MidCap Blend Fund	0.64%	SmallCap Growth Fund III	1.10%
MidCap Growth Fund	0.65%	SmallCap S&P 600 Index Fund	0.15%
MidCap Growth Fund II	1.00%	SmallCap Value Fund	0.75%
MidCap Growth Fund III	0.99%	SmallCap Value Fund I	1.00%
MidCap S&P 400 Index Fund	0.15%	SmallCap Value Fund II	1.00%
MidCap Stock Fund	0.75%	SmallCap Value Fund III	1.00%
MidCap Value Fund I	0.99%	Ultra Short Bond Fund	0.40%(5)
MidCap Value Fund II	1.00%	West Coast Equity Fund	0.51%

(1)	Period from September 30, 2008 (date operations commenced) through October 31, 2008. The management fee is as follows: 0.60% on the first $500 million, 0.58% on the next $500 million, 0.56% on the next $500 million, 0.55% on the next $500 million, 0.53% on the next $500 million, and 0.50% on assets over $2.5 billion.
(2)	The Fund commenced operations on December 15, 2008. The management fee schedule is as follows: 0.80% on the first $500 million, 0.78% on the next $500 million, 0.76% on the next $500 million, 0.75% on the next $500 million, 0.73% on the next $1.0 billion, and 0.70% on assets over $3.0 billion.
(3)	Period from September 30, 2008 (date operations commenced) through October 31, 2008. The management fee is as follows: 1.10% on the first $500 million, 1.08% on the next $500 million, 1.06% on the next $500 million, and 1.05% on assets over $1.5 billion.
(4)	Effective July 1, 2009, the management fee will be reduced to 0.03%.
(5)	Effective January 1, 2009, the Fund’s management fees were reduced to 0.38%.

200	MANAGEMENT OF THE FUNDS	Principal Funds, Inc.
1-800-222-5852

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Core Plus Bond I, High Yield I, Inflation Protection, International I, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value II, LargeCap Value III, MidCap Growth II, MidCap Growth III, MidCap Value I, MidCap Value II, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap Growth III, SmallCap Value I, SmallCap Value II, and SmallCap Value III Funds intend to rely on the order.

Distribution Agreements

Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, sale of Fund shares, and for providing services to shareholders. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial professional or his or her financial intermediary may have an incentive to recommend one fund complex over another.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

Principal Funds, Inc.	PRICING OF FUND SHARES	201
www.principal.com

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.
  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.
  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased from the Distributor. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

202	PURCHASE OF FUND SHARES	Principal Funds, Inc.
1-800-222-5852

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

  the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, the share class of such other Fund is available through the plan, and the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

Principal Funds, Inc.	REDEMPTION OF FUND SHARES	203
www.principal.com

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, Global Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Mortgage Securities, Short-Term Bond, Short-Term Income, and Ultra Short Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested into additional shares of the Fund.
  The Preferred Securities Fund pays its net investment income monthly.
  The Core Plus Bond I, Equity Income, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
  The other Funds pay their net investment income annually in December.

For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

204	DIVIDENDS AND DISTRIBUTIONS	Principal Funds, Inc.
1-800-222-5852

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Principal Funds, Inc.	TAX CONSIDERATIONS	205
www.principal.com

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

Disrupt the management of the Funds by

forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund and causing unplanned portfolio turnover;

Hurt the portfolio performance of the Fund; and

Increase expenses of the Fund due to

increased broker-dealer commissions and

increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund. The potential negative impact and harms of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

  Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
  Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
  Limiting the number of exchanges during a year;
  Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
  Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

206	FREQUENT PURCHASES AND REDEMPTIONS	Principal Funds, Inc.
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FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 from any one Fund;
  if a sales proceeds check is payable to other than the account shareholder(s);
  to change ownership of an account;
  to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2008, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

Principal Funds, Inc.	FUND ACCOUNT INFORMATION	207
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APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above as to each Fund in the Fund’s description. Each of these risks is summarized below. The first three risks described below apply to all of the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Applicable to All Funds

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Risks Applicable to Certain Funds

Active Trading Risk

A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price. Some derivative transactions may give rise to leverage. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

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Equity Securities Risk

Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds ("ETFs") Risk

To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

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Geographic Concentration Risk

Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

Growth Stock Risk

Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings (“IPOs”) Risk

There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Management Risk

The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Segment Risk

Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Master Limited Partnership ("MLP") Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP's

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interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid Cap Stock Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Non-Diversification Risk

A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock’s poor performance is likely to affect the fund’s performance.

Portfolio Duration Risk

Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk

Real estate investment trusts (“REITs”) or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

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Royalty Trust Risk

A Fund may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

Sector Risk

When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending Risk

To earn additional income, the Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Short Sale Risk

A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Small Company Risk

Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

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Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2008.

PRINCIPAL LIFETIME FUNDS

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Bond & Mortgage Securities Fund	17.41%	0.49%	28.89%	0.37%	14.33%	0.11%	3.45%	0.01%	0.57%	—	8.34%	73.97%
Core Plus Bond Fund I	10.94	3.48	35.88	2.61	23.04	1.46	7.38	0.55	1.39	0.03	7.85	94.61
Disciplined LargeCap Blend Fund	5.89	0.26	16.69	0.33	16.21	0.23	8.87	0.09	3.60	0.01	0.71	52.89
High Yield Fund I	6.52	0.40	21.16	0.48	21.06	0.30	12.00	0.11	5.06	0.01	0.24	67.34
Inflation Protection Fund	13.98	0.21	—	—	—	—	—	—	—	—	15.54	29.73
International Emerging Markets Fund	3.33	0.16	10.02	0.22	10.26	0.16	6.17	0.07	2.59	0.01	0.15	33.14
International Fund I	2.55	0.32	8.49	0.43	8.91	0.40	5.99	0.09	2.45	0.01	0.36	30.00
International Growth Fund	6.52	0.13	17.62	0.19	17.89	0.06	9.93	0.06	4.30	0.01	0.91	57.62
International Value Fund I	9.71	0.50	29.32	0.67	30.12	0.53	17.96	0.30	7.61	0.04	1.28	98.04
LargeCap Blend Fund I	9.07	0.42	24.72	0.53	23.84	0.36	13.59	0.14	5.50	0.02	1.20	79.39
LargeCap Growth Fund	2.52	0.11	7.01	0.15	7.55	0.12	4.45	0.05	1.97	0.01	0.36	24.30
LargeCap Growth Fund I	4.23	0.18	12.91	0.26	13.29	0.19	8.42	0.08	3.61	0.01	0.49	43.67
LargeCap Value Fund	5.32	0.25	15.20	0.36	16.64	0.27	10.12	0.11	4.38	0.01	0.99	53.65
LargeCap Value Fund I	3.51	0.17	10.36	0.24	10.93	0.18	6.65	0.08	2.96	0.01	0.06	35.15
LargeCap Value Fund III	1.55	0.08	4.69	0.12	4.80	0.09	3.07	0.04	1.32	—	0.37	16.13
MidCap Growth Fund III	0.55	0.14	7.51	0.19	8.00	0.14	4.81	0.06	2.08	0.01	0.26	23.75
MidCap Value Fund I	0.50	0.12	5.75	0.16	6.59	0.12	4.00	0.05	1.72	0.01	0.23	19.25
Money Market Fund	0.07	0.04	—	—	—	—	—	—	—	—	0.04	0.15
Preferred Securities Fund	7.16	0.27	14.01	0.25	10.14	0.12	4.20	0.03	1.41	—	2.28	39.87
Real Estate Securities Fund	6.67	0.27	13.10	0.25	9.67	0.13	4.53	0.05	1.81	0.01	1.62	38.11
SmallCap Growth Fund I	1.58	0.20	6.39	0.31	21.69	0.26	13.88	0.11	7.10	0.01	—	51.53
SmallCap Growth Fund III	7.97	0.12	21.40	0.19	16.19	0.15	8.93	0.06	3.89	0.01	—	58.91
SmallCap S&P 600 Index Fund	7.17	0.18	16.37	0.17	9.35	0.08	4.83	0.03	1.68	—	1.79	41.65
SmallCap Value Fund	4.43	0.06	11.82	0.10	8.99	0.08	4.96	0.03	2.15	—	—	32.62
SmallCap Value Fund I	0.66	0.08	2.68	0.13	8.27	0.11	5.50	0.04	2.81	0.01	—	20.29
Ultra Short Bond Fund	33.52	—	—	—	—	—	—	—	—	—	39.12	72.64

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The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2008.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total
Disciplined LargeCap Blend Fund	9.50%	1.08%	9.06%	0.86%	7.03%	27.53%
Diversified International Fund	14.60	1.72	15.30	1.35	11.24	44.21
Equity Income Fund	18.08	2.04	18.19	1.41	12.42	52.14
High Yield Fund	10.17	2.37	5.03	3.56	4.56	25.69
Income Fund	37.66	10.38	11.93	16.09	—	76.06
International Emerging Markets Fund	7.42	0.94	6.86	0.60	5.56	21.38
LargeCap Growth Fund	13.41	1.52	13.84	1.24	8.98	38.99
LargeCap Growth Fund II	19.92	2.24	17.43	1.85	12.80	54.24
LargeCap Value Fund III	8.70	0.90	7.34	1.28	6.04	24.26
MidCap Stock Fund	25.63	3.32	30.94	3.64	22.43	85.96
Money Market Fund	0.01	0.08	0.59	0.03	0.29	1.00
Mortgage Securities Fund	43.02	11.87	17.32	16.65	—	88.86
Preferred Securities Fund	9.63	1.84	3.61	3.08	—	18.16
Real Estate Securities Fund	6.77	0.78	6.77	0.63	4.47	19.42
Short Term Income Fund	33.33	12.55	9.59	23.48	2.30	81.25
SmallCap Growth Fund	23.21	2.87	22.00	1.94	16.65	66.67
SmallCap Value Fund	12.29	1.35	11.83	1.05	9.19	35.71
West Coast Equity Fund	14.31	1.74	15.80	0.71	11.48	44.04

U.S. Government Securities Risk

Yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities.

U. S. Government Sponsored Securities Risk

A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the

Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk

A fund’s investments in value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

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APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices’ performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 Month LIBOR Index is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity. LIBOR is an abbreviation for the London Interbank Offered Rate.

Barclays Capital Aggregate Bond Index represents securities that are domestic, taxable, and dollar denominated. The index covers the U. S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. This index was formally known as Lehman Brothers Aggregate Bond Index.

Barclays Capital Government/Mortgage Index represents a combination of the Barclays Capital Government Index and the Barclays Capital Mortgage Backed Securities Index. This index was formally known as Lehman Brothers Government Mortgage Index.

Barclays Capital Government/Credit 1-3 Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years. This index was formally known as Lehman Brothers Govt/Credit 1-3 Index.

Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%. This index was formally known as Lehman Brothers US Corporate High Yield 2% Issuer Capped Index.

Barclays Capital U.S. Tier 1 Capital Securities Index tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months. This index was formally known as Lehman Brothers Treasury Bellwethers 3 Month Index.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index consists of inflation-protected securities issued by the U.S. Treasury. This index was formally known as Lehman Brothers US Treasury TIPS Index.

Capital Benchmark (20/80) is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

Capital Benchmark (40/60) is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Capital Benchmark (60/40) is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

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Capital Benchmark (80/20) is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Citigroup Broad Investment-Grade Bond Index is an unmanaged index of bonds designed to track the performance of bonds issued in the US investment-grade bond market.

Citigroup Broad Investment Grade Credit 1-3 Years Index is an unmanaged index of bonds designed to track the performance of bonds issued in the US investment-grade bond market which have maturities 1-3 years.

Citigroup U.S. High Yield Market Capped Index uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.

Citigroup Mortgage Index reflects new issuance and principal put downs of mortgage pools including GNMA, FHLMC and FHLMC pass-throughs and is re-constituted each month.

FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to represent general trends in eligible real estate equities worldwide.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market.

Merrill Lynch Hybrid Preferred Securities Index is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, and Far East) Index is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, and Far East) Value Index is a subset of the MSCI EAFE Index, which is an unmanaged index that measures the stock returns of companies in developed economies outside of North America. The MSCI EAFE Value Index consists of securities classified by MSCI as most representing the value style.

Morgan Stanley Capital International (MSCI) Emerging Markets NDTR D Index measures equity market performance in the global emerging markets. It consists of 26 emerging market countries in Europe, Latin America and the Pacific Basin.

Morgan Stanley Capital International (MSCI) US REIT Index is a capitalization-weighted benchmark index of most actively traded Real Estate Investment Trusts (REITs), designed to measure real estate performance.

Morgan Stanley Capital International (MSCI) World Ex-US Growth Index measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

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Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Large Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar High Yield Bond Category consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.

Morningstar Inflation Protected Bond Category primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

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Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty Global Real Estate Category Average these funds invest primarily in non-U.S. real estate securities, but may also include U.S. real estate securities. Such securities include debt and equity securities, convertible securities, and securities issued by Real Estate Investment Trusts (REITs). At least 40 percent of the fund’s holdings must be non-U.S. securities.

Morningstar Specialty - Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category Average portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Ultra Short Bond Category Average is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Preferreds Blended Index is composed of 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index.

Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

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Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio.

Russell 1000 Growth Index is a market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Growth Index is a market-weighted total return index that measure the performance of companies within the Russell 2000 Index having higher price-to-book ratio and higher forecasted growth values.

Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization.

Russell 2000 Value Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index tracks the 2,500 smallest companies in the Russell 3000 Index having higher price-to-book ratio and higher forecasted growth values.

Russell 3000 Index is constructed to provide a comprehensive barometer of the broad market and accounts for nearly 98% of the total value of all equity traded on the U.S. exchanges. It measures the stocks that are also members of either the Russell 1000 or the Russell 2000 indexes.

Russell Midcap Index includes firms 201 through 1000, based on market capitalization, from the Russell 3000 Index.

Russell Midcap Growth Index is a market-weighted total return index that measures the performance of companies within the Russell Midcap Index having higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is a market-weighted total return index that measures the performance of companies within the Russell Midcap index having lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (S&P 500) is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.

S&P 500/Citigroup Value Index is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

S&P MidCap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

© 2009 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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APPENDIX C Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

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Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating,

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however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2009, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024 Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

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